    The 2016 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	1,535	$14,820	$15,600
Diversified Bond	Diversified Bond Class I *	240,750	1,915,491	2,229,495
Floating Rate Income	Floating Rate Income Class I *	48,787	493,732	547,689
Floating Rate Loan	Floating Rate Loan Class I *	219,386	1,279,050	1,469,026
High Yield Bond	High Yield Bond Class I *	2,495,277	12,423,809	18,633,700
Inflation Managed	Inflation Managed Class I *	1,622,161	16,329,956	16,507,676
Inflation Strategy	Inflation Strategy Class I *	17,558	174,173	173,519
Managed Bond	Managed Bond Class I *	3,539,612	36,605,749	43,191,232
Short Duration Bond	Short Duration Bond Class I *	384,222	3,427,663	3,732,048
Emerging Markets Debt	Emerging Markets Debt Class I *	16,710	160,357	181,941
Comstock	Comstock Class I *	337,690	1,936,662	4,534,996
Developing Growth	Developing Growth Class I *	509,883	3,364,872	5,944,228
Dividend Growth	Dividend Growth Class I *	551,225	4,467,136	9,278,173
Equity Index	Equity Index Class I *	1,111,651	19,359,286	57,550,432
Focused Growth	Focused Growth Class I *	218,609	1,462,757	4,517,188
Growth	Growth Class I *	2,609,717	33,675,571	56,017,907
Large-Cap Growth	Large-Cap Growth Class I *	393,982	1,440,782	3,236,081
Large-Cap Value	Large-Cap Value Class I *	649,963	5,356,415	12,618,669
Long/Short Large-Cap	Long/Short Large-Cap Class I *	137,836	885,456	1,612,860
Main Street® Core	Main Street Core Class I *	2,006,668	31,202,722	66,321,203
Mid-Cap Equity	Mid-Cap Equity Class I *	755,613	6,862,168	12,832,749
Mid-Cap Growth	Mid-Cap Growth Class I *	612,845	2,962,320	6,342,417
Mid-Cap Value	Mid-Cap Value Class I *	103,005	1,038,958	1,647,744
Small-Cap Equity	Small-Cap Equity Class I *	105,300	1,233,484	2,032,909
Small-Cap Index	Small-Cap Index Class I *	521,584	4,265,024	10,723,016
Small-Cap Value	Small-Cap Value Class I *	325,296	2,935,786	6,410,924
Value Advantage	Value Advantage Class I *	19,347	258,823	286,368
Emerging Markets	Emerging Markets Class I *	752,596	4,184,983	10,411,891
International Large-Cap	International Large-Cap Class I *	1,031,196	4,987,592	7,763,958
International Small-Cap	International Small-Cap Class I *	89,359	438,008	779,673
International Value	International Value Class I *	2,265,089	20,769,328	23,986,438
Health Sciences	Health Sciences Class I *	257,853	1,841,706	7,432,326
Real Estate	Real Estate Class I *	345,879	2,932,071	8,114,302
Technology	Technology Class I *	240,553	743,309	1,231,716
Currency Strategies	Currency Strategies Class I *	2,774	28,116	31,324
Equity Long/Short	Equity Long/Short Class I *	50,704	588,217	652,628
Global Absolute Return	Global Absolute Return Class I *	3,129	30,590	35,169
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	111,237	1,369,368	1,582,757
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	273,454	3,540,763	4,705,027
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	207,496	2,606,717	3,858,868
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,824,605	27,789,047	33,708,583
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,298,799	32,094,954	41,369,490
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	11,321,546	108,446,247	148,600,072
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	7,197,912	68,153,947	98,185,129
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	2,985,518	27,892,661	41,231,236
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	51,587	532,787	545,387

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	137,823	1,476,807	1,546,375
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	98,025	1,679,709	1,733,075
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	4,286	71,345	67,249

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	167,981	3,144,129	3,549,440

	American Funds Insurance Series®
American Funds® IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	582,869	12,247,245	12,490,876
American Funds IS Blue Chip Income and Growth FundSM Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	161,502	2,088,218	2,162,513
American Funds IS Bond FundSM Class 4	American Funds IS Bond Fund Class 4	302	3,245	3,233

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	17,359	$163,312	$164,043
American Funds IS Global Balanced FundSM Class 4	American Funds IS Global Balanced Fund Class 4	13,565	146,877	149,216
American Funds IS Global Bond FundSM Class 4	American Funds IS Global Bond Fund Class 4	11,905	136,975	131,912
American Funds IS Global Growth and Income FundSM Class 4	American Funds IS Global Growth and Income Fund Class 4	4,180	52,308	53,885
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	15,889	382,902	378,328
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4	343	6,804	6,830
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	89,620	6,010,221	5,951,671
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	177,589	8,051,618	7,765,982
American Funds IS High-Income Bond FundSM Class 4	American Funds IS High-Income Bond Fund Class 4	29,291	306,412	316,047
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	3,094	53,153	51,491
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	51,080	799,412	734,527
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	10	119	122
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	17,235	335,387	336,260
American Funds IS U.S. Government/AAA-Rated	American Funds IS U.S. Government/AAA-Rated
Securities FundSM Class 4	Securities Fund Class 4	78,069	943,384	933,711

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	815,563	9,159,044	10,904,073
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	7,079	72,601	71,849
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	429	4,330	4,221
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,884	78,325	77,973
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	25,207	243,800	247,283

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	34,010	982,549	1,103,638
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	7,755	82,596	85,378
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	8,408,874	8,408,874	8,408,874
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	14,240	155,736	156,360

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	53,255	655,347	684,326

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	182,903	997,111	1,318,728
Franklin Income VIP Class 2	Franklin Income VIP Class 2	5,452	77,151	83,853
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	49,346	1,004,280	972,614
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	104,321	2,553,942	2,596,546
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	40,921	711,972	664,970

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	2,391	20,457	19,230
Ivy VIP Energy	Ivy VIP Energy	32,211	185,921	218,152

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	76,825	2,358,741	2,449,937
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	7,157	90,798	90,392

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	1,235	18,743	18,365
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	1,873	18,842	18,581

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	222	5,476	5,493

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	36,431	400,282	434,985
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	1,820	29,679	26,844
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	19,958	327,293	327,903

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	31,268	664,383	713,226
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	6,416	166,336	169,181

	Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Absolute Return Multi-Manager Class S	Neuberger Berman AMT Absolute Return Multi-Manager Class S	527	4,779	4,894

See Notes to Financial Statements	G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	1,078	$36,980	$37,346
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	6,691	15,502	14,452

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	16,101	131,261	135,405
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,611	12,391	12,811

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	22,260	336,079	401,355

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S	32,415	670,032	756,240

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$15,600	$2,229,495	$547,689	$1,469,026	$18,633,700	$16,507,676
Receivables:
Due from Pacific Life Insurance Company	-	5,298	-	-	-	50,260
Investments sold	1	-	28	465	9,181	-
Total Assets	15,601	2,234,793	547,717	1,469,491	18,642,881	16,557,936
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	-	73	416	8,914	-
Investments purchased	-	5,199	-	-	-	50,039
Total Liabilities	2	5,199	73	416	8,914	50,039
NET ASSETS	$15,599	$2,229,594	$547,644	$1,469,075	$18,633,967	$16,507,897
Units Outstanding	1,558	161,898	51,091	141,316	398,486	449,051
Accumulation Unit Value	$10.01	$13.77	$10.72	$10.40	$46.76	$36.76
Cost of Investments	$14,820	$1,915,491	$493,732	$1,279,050	$12,423,809	$16,329,956

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
ASSETS
Investments in mutual funds, at value	$173,519	$43,191,232	$3,732,048	$181,941	$4,534,996	$5,944,228
Receivables:
Due from Pacific Life Insurance Company	20	24,368	2,398	-	-	6,456
Investments sold	6	-	-	6	10,486	-
Total Assets	173,545	43,215,600	3,734,446	181,947	4,545,482	5,950,684
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	19	10,391	-
Investments purchased	-	23,944	2,373	-	-	6,343
Total Liabilities	-	23,944	2,373	19	10,391	6,343
NET ASSETS	$173,545	$43,191,656	$3,732,073	$181,928	$4,535,091	$5,944,341
Units Outstanding	17,883	1,039,492	342,213	17,326	250,952	384,286
Accumulation Unit Value	$9.70	$41.55	$10.91	$10.50	$18.07	$15.47
Cost of Investments	$174,173	$36,605,749	$3,427,663	$160,357	$1,936,662	$3,364,872

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
ASSETS
Investments in mutual funds, at value	$9,278,173	$57,550,432	$4,517,188	$56,017,907	$3,236,081	$12,618,669
Receivables:
Due from Pacific Life Insurance Company	-	-	1,966	-	5,097	-
Investments sold	9,547	59,469	-	77,003	-	23,066
Total Assets	9,287,720	57,609,901	4,519,154	56,094,910	3,241,178	12,641,735
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,496	58,923	-	76,401	-	22,865
Investments purchased	-	-	1,892	-	5,069	-
Total Liabilities	9,496	58,923	1,892	76,401	5,069	22,865
NET ASSETS	$9,278,224	$57,550,978	$4,517,262	$56,018,509	$3,236,109	$12,618,870
Units Outstanding	457,499	833,955	220,840	923,656	274,082	515,442
Accumulation Unit Value	$20.28	$69.01	$20.45	$60.65	$11.81	$24.48
Cost of Investments	$4,467,136	$19,359,286	$1,462,757	$33,675,571	$1,440,782	$5,356,415

See Notes to Financial Statements	H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
ASSETS
Investments in mutual funds, at value	$1,612,860	$66,321,203	$12,832,749	$6,342,417	$1,647,744	$2,032,909
Receivables:
Due from Pacific Life Insurance Company	-	-	-	1,167	-	-
Investments sold	1,278	83,600	26,321	-	720	10,577
Total Assets	1,614,138	66,404,803	12,859,070	6,343,584	1,648,464	2,043,486
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,190	82,864	26,198	-	685	10,584
Investments purchased	-	-	-	1,019	-	-
Total Liabilities	1,190	82,864	26,198	1,019	685	10,584
NET ASSETS	$1,612,948	$66,321,939	$12,832,872	$6,342,565	$1,647,779	$2,032,902
Units Outstanding	99,855	1,108,217	349,470	457,637	63,923	75,616
Accumulation Unit Value	$16.15	$59.85	$36.72	$13.86	$25.78	$26.88
Cost of Investments	$885,456	$31,202,722	$6,862,168	$2,962,320	$1,038,958	$1,233,484

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$10,723,016	$6,410,924	$286,368	$10,411,891	$7,763,958	$779,673
Receivables:
Due from Pacific Life Insurance Company	-	-	-	14,183	14,655	3,151
Investments sold	25,379	23,479	2,467	-	-	-
Total Assets	10,748,395	6,434,403	288,835	10,426,074	7,778,613	782,824
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25,288	23,388	2,437	-	-	-
Investments purchased	-	-	-	14,021	14,544	3,124
Total Liabilities	25,288	23,388	2,437	14,021	14,544	3,124
NET ASSETS	$10,723,107	$6,411,015	$286,398	$10,412,053	$7,764,069	$779,700
Units Outstanding	362,113	152,064	20,255	360,709	638,997	67,915
Accumulation Unit Value	$29.61	$42.16	$14.14	$28.87	$12.15	$11.48
Cost of Investments	$4,265,024	$2,935,786	$258,823	$4,184,983	$4,987,592	$438,008

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Equity Long/Short
ASSETS
Investments in mutual funds, at value	$23,986,438	$7,432,326	$8,114,302	$1,231,716	$31,324	$652,628
Receivables:
Due from Pacific Life Insurance Company	-	3,855	14,559	470	-	-
Investments sold	65,519	-	-	-	1	27
Total Assets	24,051,957	7,436,181	8,128,861	1,232,186	31,325	652,655
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	65,332	-	-	-	6	65
Investments purchased	-	3,598	14,579	462	-	-
Total Liabilities	65,332	3,598	14,579	462	6	65
NET ASSETS	$23,986,625	$7,432,583	$8,114,282	$1,231,724	$31,319	$652,590
Units Outstanding	1,450,436	201,760	150,876	176,262	2,924	51,596
Accumulation Unit Value	$16.54	$36.84	$53.78	$6.99	$10.71	$12.65
Cost of Investments	$20,769,328	$1,841,706	$2,932,071	$743,309	$28,116	$588,217

See Notes to Financial Statements	H-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative
ASSETS
Investments in mutual funds, at value	$35,169	$1,582,757	$4,705,027	$3,858,868	$33,708,583	$41,369,490
Receivables:
Due from Pacific Life Insurance Company	8	-	145	-	-	-
Investments sold	2	54	-	67	5,906	7,989
Total Assets	35,179	1,582,811	4,705,172	3,858,935	33,714,489	41,377,479
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	137	-	80	5,661	7,379
Investments purchased	-	-	182	-	-	-
Total Liabilities	-	137	182	80	5,661	7,379
NET ASSETS	$35,179	$1,582,674	$4,704,990	$3,858,855	$33,708,828	$41,370,100
Units Outstanding	3,300	100,664	266,819	196,030	2,930,719	3,434,999
Accumulation Unit Value	$10.66	$15.72	$17.63	$19.69	$11.50	$12.04
Cost of Investments	$30,590	$1,369,368	$3,540,763	$2,606,717	$27,789,047	$32,094,954
	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
ASSETS
Investments in mutual funds, at value	$148,600,072	$98,185,129	$41,231,236	$545,387	$1,546,375	$1,733,075
Receivables:
Due from Pacific Life Insurance Company	-	12,001	-	124,762	-	-
Investments sold	262,695	-	3,626	-	291	75
Total Assets	148,862,767	98,197,130	41,234,862	670,149	1,546,666	1,733,150
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	262,502	-	3,146	-	271	247
Investments purchased	-	10,978	-	124,776	-	-
Total Liabilities	262,502	10,978	3,146	124,776	271	247
NET ASSETS	$148,600,265	$98,186,152	$41,231,716	$545,373	$1,546,395	$1,732,903
Units Outstanding	11,828,173	7,554,021	3,145,475	52,173	87,394	150,666
Accumulation Unit Value	$12.56	$13.00	$13.11	$10.45	$17.69	$11.50
Cost of Investments	$108,446,247	$68,153,947	$27,892,661	$532,787	$1,476,807	$1,679,709
	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4	American Funds IS Capital Income Builder Class 4
ASSETS
Investments in mutual funds, at value	$67,249	$3,549,440	$12,490,876	$2,162,513	$3,233	$164,043
Receivables:
Investments sold	2	327	6,107	90	-	7
Total Assets	67,251	3,549,767	12,496,983	2,162,603	3,233	164,050
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16	424	6,113	193	5	14
Total Liabilities	16	424	6,113	193	5	14
NET ASSETS	$67,235	$3,549,343	$12,490,870	$2,162,410	$3,228	$164,036
Units Outstanding	7,136	208,788	1,179,037	189,257	321	16,675
Accumulation Unit Value	$9.42	$17.00	$10.59	$11.43	$10.05	$9.84
Cost of Investments	$71,345	$3,144,129	$12,247,245	$2,088,218	$3,245	$163,312

See Notes to Financial Statements	H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 4
ASSETS
Investments in mutual funds, at value	$149,216	$131,912	$53,885	$378,328	$6,830	$5,951,671
Receivables:
Investments sold	5	5	3	16	-	505
Total Assets	149,221	131,917	53,888	378,344	6,830	5,952,176
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20	10	5	80	-	1,216
Total Liabilities	20	10	5	80	-	1,216
NET ASSETS	$149,201	$131,907	$53,883	$378,264	$6,830	$5,950,960
Units Outstanding	14,771	13,308	5,211	33,945	689	556,297
Accumulation Unit Value	$10.10	$9.91	$10.34	$11.14	$9.92	$10.70
Cost of Investments	$146,877	$136,975	$52,308	$382,902	$6,804	$6,010,221

	American Funds IS Growth-Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4
ASSETS
Investments in mutual funds, at value	$7,765,982	$316,047	$51,491	$734,527	$122	$336,260
Receivables:
Due from Pacific Life Insurance Company	-	-	99	-	-	-
Investments sold	663	16	-	29	-	10
Total Assets	7,766,645	316,063	51,590	734,556	122	336,270
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,500	30	-	99	1	26
Investments purchased	-	-	145	-	-	-
Total Liabilities	1,500	30	145	99	1	26
NET ASSETS	$7,765,145	$316,033	$51,445	$734,457	$121	$336,244
Units Outstanding	720,992	28,814	5,610	80,717	11	36,828
Accumulation Unit Value	$10.77	$10.97	$9.17	$9.10	$10.83	$9.13
Cost of Investments	$8,051,618	$306,412	$53,153	$799,412	$119	$335,387

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I
ASSETS
Investments in mutual funds, at value	$933,711	$10,904,073	$71,849	$4,221	$77,973	$247,283
Receivables:
Due from Pacific Life Insurance Company	-	899	-	-	-	-
Investments sold	35	-	2	-	3	8
Total Assets	933,746	10,904,972	71,851	4,221	77,976	247,291
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	118	-	4	-	5	17
Investments purchased	-	574	-	-	-	-
Total Liabilities	118	574	4	-	5	17
NET ASSETS	$933,628	$10,904,398	$71,847	$4,221	$77,971	$247,274
Units Outstanding	91,766	903,707	6,829	421	7,790	24,922
Accumulation Unit Value	$10.17	$12.07	$10.52	$10.02	$10.01	$9.92
Cost of Investments	$943,384	$9,159,044	$72,601	$4,330	$78,325	$243,800

See Notes to Financial Statements	H-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4
ASSETS
Investments in mutual funds, at value	$1,103,638	$85,378	$8,408,874	$156,360	$684,326	$1,318,728
Receivables:
Due from Pacific Life Insurance Company	-	435	-	35	-	-
Investments sold	67	-	227	-	46	484
Total Assets	1,103,705	85,813	8,409,101	156,395	684,372	1,319,212
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	71	-	62	-	76	483
Investments purchased	-	436	-	28	-	-
Total Liabilities	71	436	62	28	76	483
NET ASSETS	$1,103,634	$85,377	$8,409,039	$156,367	$684,296	$1,318,729
Units Outstanding	75,291	6,712	868,372	14,875	50,087	100,924
Accumulation Unit Value	$14.66	$12.72	$9.68	$10.51	$13.66	$13.07
Cost of Investments	$982,549	$82,596	$8,408,874	$155,736	$655,347	$997,111
	Franklin Income VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy
ASSETS
Investments in mutual funds, at value	$83,853	$972,614	$2,596,546	$664,970	$19,230	$218,152
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	5	-
Investments sold	3	953	107	4,204	-	189
Total Assets	83,856	973,567	2,596,653	669,174	19,235	218,341
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	970	117	4,251	-	200
Investments purchased	-	-	-	-	5	-
Total Liabilities	5	970	117	4,251	5	200
NET ASSETS	$83,851	$972,597	$2,596,536	$664,923	$19,230	$218,141
Units Outstanding	8,306	71,336	176,886	68,947	2,274	23,528
Accumulation Unit Value	$10.10	$13.63	$14.68	$9.64	$8.46	$9.27
Cost of Investments	$77,151	$1,004,280	$2,553,942	$711,972	$20,457	$185,921
	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC
ASSETS
Investments in mutual funds, at value	$2,449,937	$90,392	$18,365	$18,581	$5,493	$434,985
Receivables:
Investments sold	306	3	1	1	-	18
Total Assets	2,450,243	90,395	18,366	18,582	5,493	435,003
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	193	21	2	4	1	37
Total Liabilities	193	21	2	4	1	37
NET ASSETS	$2,450,050	$90,374	$18,364	$18,578	$5,492	$434,966
Units Outstanding	192,067	8,989	1,867	1,860	559	36,836
Accumulation Unit Value	$12.76	$10.05	$9.83	$9.99	$9.83	$11.81
Cost of Investments	$2,358,741	$90,798	$18,743	$18,842	$5,476	$400,282

See Notes to Financial Statements	H-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S	Oppenheimer Global Fund/VA Service Shares
ASSETS
Investments in mutual funds, at value	$26,844	$327,903	$713,226	$169,181	$4,894	$37,346
Receivables:
Due from Pacific Life Insurance Company	-	9	-	19	-	-
Investments sold	9	11	148	9	-	1
Total Assets	26,853	327,923	713,374	169,209	4,894	37,347
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11	-	187	-	-	2
Total Liabilities	11	-	187	-	-	2
NET ASSETS	$26,842	$327,923	$713,187	$169,209	$4,894	$37,345
Units Outstanding	3,140	31,922	51,738	14,118	510	3,889
Accumulation Unit Value	$8.55	$10.27	$13.78	$11.98	$9.60	$9.60
Cost of Investments	$29,679	$327,293	$664,383	$166,336	$4,779	$36,980
	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$14,452	$135,405	$12,811	$401,355	$756,240
Receivables:
Due from Pacific Life Insurance Company	-	-	1	-	-
Investments sold	-	9	-	43	29
Total Assets	14,452	135,414	12,812	401,398	756,269
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	19	-	100	42
Total Liabilities	1	19	-	100	42
NET ASSETS	$14,451	$135,395	$12,812	$401,298	$756,227
Units Outstanding	1,527	14,949	2,279	23,317	96,129
Accumulation Unit Value	$9.46	$9.06	$5.62	$17.21	$7.87
Cost of Investments	$15,502	$131,261	$12,391	$336,079	$670,032

See Notes to Financial Statements	H-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	768	33,187	8,620	19,157	240,544	221,945
Net Investment Income (Loss)	(768)	(33,187)	(8,620)	(19,157)	(240,544)	(221,945)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,601	17,320	13,480	33,730	668,338	(26,665)
Capital gain distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,601	17,320	13,480	33,730	668,338	(26,665)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	780	102,944	39,843	110,200	2,104,843	936,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,613	$87,077	$44,703	$124,773	$2,532,637	$687,508

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,732	589,642	48,345	2,422	51,677	74,712
Net Investment Income (Loss)	(2,732)	(589,642)	(48,345)	(2,422)	(51,677)	(74,712)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,550)	1,222,762	2,331	(198)	209,236	222,797
Capital gain distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,550)	1,222,762	2,331	(198)	209,236	222,797
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,711	222,014	63,134	29,236	476,172	(397,538)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,429	$855,134	$17,120	$26,616	$633,731	($249,453)

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	106,796	709,015	57,196	733,744	46,994	157,536
Net Investment Income (Loss)	(106,796)	(709,015)	(57,196)	(733,744)	(46,994)	(157,536)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,860	3,894,856	403,650	2,694,451	422,825	1,022,729
Capital gain distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	14,860	3,894,856	403,650	2,694,451	422,825	1,022,729
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	922,526	2,454,318	(431,893)	(1,534,893)	(505,925)	491,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$830,590	$5,640,159	($85,439)	$425,814	($130,094)	$1,356,664
(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts

	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	19,155	828,436	154,128	75,520	18,376	17,296
Net Investment Income (Loss)	(19,155)	(828,436)	(154,128)	(75,520)	(18,376)	(17,296)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	38,545	4,254,975	775,046	442,719	37,498	39,497
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	38,545	4,254,975	775,046	442,719	37,498	39,497
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	95,218	3,140,471	1,314,980	(92,115)	181,349	349,325
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,608	$6,567,010	$1,935,898	$275,084	$200,471	$371,526

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	120,378	66,438	1,591	138,423	103,857	10,403
Net Investment Income (Loss)	(120,378)	(66,438)	(1,591)	(138,423)	(103,857)	(10,403)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	832,168	119,936	(4,270)	746,619	429,117	73,388
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	832,168	119,936	(4,270)	746,619	429,117	73,388
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	946,944	1,325,312	20,299	(61,851)	(467,031)	(52,882)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,658,734	$1,378,810	$14,438	$546,345	($141,771)	$10,103

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Equity Long/Short
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	297,252	108,848	104,893	16,441	577	5,255
Net Investment Income (Loss)	(297,252)	(108,848)	(104,893)	(16,441)	(577)	(5,255)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(108,075)	2,457,053	182,220	125,521	504	(383)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(108,075)	2,457,053	182,220	125,521	504	(383)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	727,962	(3,194,429)	265,137	(263,246)	1,264	50,889
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$322,635	($846,224)	$342,464	($154,166)	$1,191	$45,251

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	816	19,625	52,608	46,353	429,947	535,004
Net Investment Income (Loss)	(816)	(19,625)	(52,608)	(46,353)	(429,947)	(535,004)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,715	(4,441)	(4,153)	14,329	471,484	1,574,356
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,715	(4,441)	(4,153)	14,329	471,484	1,574,356
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,123)	106,662	337,101	354,029	1,561,037	1,157,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,776	$82,596	$280,340	$322,005	$1,602,574	$2,196,483

	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$2,841	$2,833
EXPENSES
Mortality and expense risk	1,853,797	1,232,129	519,093	1,428	17,055	4,416
Net Investment Income (Loss)	(1,853,797)	(1,232,129)	(519,093)	(1,428)	(14,214)	(1,583)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,629,589	3,432,339	1,829,201	26	(17,145)	(17,003)
Capital gain distributions (1)	-	-	-	-	-	5,475
Realized Gain (Loss) on Investments	3,629,589	3,432,339	1,829,201	26	(17,145)	(11,528)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,843,645	4,780,544	1,753,305	12,600	151,641	74,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,619,437	$6,980,754	$3,063,413	$11,198	$120,282	$61,186

	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4 (2)	American Funds IS Bond Fund Class 4 (2)	American Funds IS Capital Income Builder Class 4
INVESTMENT INCOME
Dividends (1)	$1,042	$33,236	$159,020	$38,019	$67	$3,212
EXPENSES
Mortality and expense risk	566	25,400	139,308	13,896	589	1,161
Net Investment Income (Loss)	476	7,836	19,712	24,123	(522)	2,051
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,683)	(12,550)	(53,165)	(11,026)	4,071	(2,205)
Capital gain distributions (1)	1,414	57,769	273,800	98,371	22	-
Realized Gain (Loss) on Investments	(269)	45,219	220,635	87,345	4,093	(2,205)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,980)	375,128	583,775	74,295	(12)	3,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,773)	$428,183	$824,122	$185,763	$3,559	$3,319

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	American Funds IS Global Balanced Fund Class 4 (1)	American Funds IS Global Bond Fund Class 4 (1)	American Funds IS Global Growth and Income Fund Class 4 (1)	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 4
INVESTMENT INCOME
Dividends (2)	$1,877	$628	$876	$2,316	$7	$33,466
EXPENSES
Mortality and expense risk	1,221	1,069	329	5,000	41	75,863
Net Investment Income (Loss)	656	(441)	547	(2,684)	(34)	(42,397)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	66	(197)	12	(167,183)	(696)	(146,630)
Capital gain distributions (2)	-	243	-	19,370	214	539,600
Realized Gain (Loss) on Investments	66	46	12	(147,813)	(482)	392,970
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,339	(5,063)	1,577	46,981	257	32,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,061	($5,458)	$2,136	($103,516)	($259)	$382,855

	American Funds IS Growth-Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4 (1)	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4
INVESTMENT INCOME
Dividends (2)	$96,039	$12,489	$710	$17,187	$2	$2,065
EXPENSES
Mortality and expense risk	94,517	1,739	1,197	6,936	55	3,465
Net Investment Income (Loss)	1,522	10,750	(487)	10,251	(53)	(1,400)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(65,094)	37	(14,000)	(15,917)	(120)	(20,578)
Capital gain distributions (2)	834,418	-	10,034	1,925	4	-
Realized Gain (Loss) on Investments	769,324	37	(3,966)	(13,992)	(116)	(20,578)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(48,058)	9,635	7,321	(7,432)	11	31,340
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$722,788	$20,422	$2,868	($11,173)	($158)	$9,362

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$5,872	$133,853	$1,961	$90	$1,479	$3,947
EXPENSES
Mortality and expense risk	10,565	162,461	1,000	52	1,435	1,117
Net Investment Income (Loss)	(4,693)	(28,608)	961	38	44	2,830
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,086	3,020	(307)	(9)	3,458	(23)
Capital gain distributions (2)	10,002	-	-	-	-	-
Realized Gain (Loss) on Investments	21,088	3,020	(307)	(9)	3,458	(23)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,204	257,017	2,780	183	1,855	3,483
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,599	$231,429	$3,434	$212	$5,357	$6,290

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Funds Manager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4
INVESTMENT INCOME
Dividends (1)	$6,637	$958	$9,641	$5,253	$5,316	$61,196
EXPENSES
Mortality and expense risk	17,236	1,633	121,982	3,841	5,743	19,016
Net Investment Income (Loss)	(10,599)	(675)	(112,341)	1,412	(427)	42,180
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(134,901)	(16,698)	-	(6,139)	915	12,158
Capital gain distributions (1)	119,468	7,786	-	-	12,353	53,859
Realized Gain (Loss) on Investments	(15,433)	(8,912)	-	(6,139)	13,268	66,017
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	43,686	11,193	-	21,629	24,547	45,357
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,654	$1,606	($112,341)	$16,902	$37,388	$153,554

	Franklin Income VIP Class 2 (2)	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy
INVESTMENT INCOME
Dividends (1)	$2,570	$16,140	$29,257	$-	$110	$122
EXPENSES
Mortality and expense risk	597	12,113	24,947	8,583	241	1,568
Net Investment Income (Loss)	1,973	4,027	4,310	(8,583)	(131)	(1,446)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17	(45,756)	(59,960)	(32,007)	(3,157)	392
Capital gain distributions (1)	-	76,534	251,633	615	-	-
Realized Gain (Loss) on Investments	17	30,778	191,673	(31,392)	(3,157)	392
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,702	69,779	38,526	48,246	2,715	44,396
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,692	$104,584	$234,509	$8,271	($573)	$43,342

	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II (2)	Lord Abbett Bond Debenture Class VC
INVESTMENT INCOME
Dividends (1)	$50,421	$2,296	$508	$557	$22	$19,197
EXPENSES
Mortality and expense risk	33,118	3,444	222	484	45	6,670
Net Investment Income (Loss)	17,303	(1,148)	286	73	(23)	12,527
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,620)	9,833	(8)	(75)	2	(25,840)
Capital gain distributions (1)	37,886	-	-	-	285	-
Realized Gain (Loss) on Investments	22,266	9,833	(8)	(75)	287	(25,840)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,082	916	517	1,807	17	77,426
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,651	$9,601	$795	$1,805	$281	$64,113

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	Oppenheimer Global Fund/VA Service Shares (1)
INVESTMENT INCOME
Dividends (2)	$703	$8,613	$19,454	$25,282	$-	$143
EXPENSES
Mortality and expense risk	1,157	7,452	7,710	5,932	58	252
Net Investment Income (Loss)	(454)	1,161	11,744	19,350	(58)	(109)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(24,012)	2,441	(4,080)	(37,077)	(5)	(4)
Capital gain distributions (2)	-	1,241	24,016	16,057	26	1,268
Realized Gain (Loss) on Investments	(24,012)	3,682	19,936	(21,020)	21	1,264
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,054	5,629	10,633	63,233	115	366
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($8,412)	$10,472	$42,313	$61,563	$78	$1,521

	Oppenheimer International Growth Fund/VA Service Shares (1)	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends (2)	$122	$3,445	$990	$6,457	$201
EXPENSES
Mortality and expense risk	137	1,406	1,977	8,350	5,266
Net Investment Income (Loss)	(15)	2,039	(987)	(1,893)	(5,065)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6)	(6,805)	(6,126)	70,561	(10,820)
Capital gain distributions (2)	334	-	-	7,486	-
Realized Gain (Loss) on Investments	328	(6,805)	(6,126)	78,047	(10,820)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,050)	16,526	4,024	(46,676)	99,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($737)	$11,760	($3,089)	$29,478	$83,497

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($768)		($33,187)	($29,560)	($8,620)	($9,542)
Realized gain (loss) on investments	6,601		17,320	(831)	13,480	(139)
Change in net unrealized appreciation (depreciation) on investments	780		102,944	22,550	39,843	3,204
Net Increase (Decrease) in Net Assets Resulting from Operations	6,613		87,077	(7,841)	44,703	(6,477)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		9,865	66,536	1,082	1,399
Transfers between variable and fixed accounts, net	15,067		145,953	809,810	(375,024)	431,581
Contract benefits and terminations	(5,984)		(308,762)	(655,426)	(203,888)	(29,899)
Contract charges and deductions	(97)		(6,027)	(5,510)	(1,136)	(1,189)
Other	-		41	(87)	26	(34)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,986		(158,930)	215,323	(578,940)	401,858
NET INCREASE (DECREASE) IN NET ASSETS	15,599		(71,853)	207,482	(534,237)	395,381
NET ASSETS
Beginning of Year or Period	-		2,301,447	2,093,965	1,081,881	686,500
End of Year or Period	$15,599		$2,229,594	$2,301,447	$547,644	$1,081,881
	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19,157)	($26,668)	($240,544)	($272,699)	($221,945)	($242,122)
Realized gain (loss) on investments	33,730	16,757	668,338	604,421	(26,665)	(81,684)
Change in net unrealized appreciation (depreciation) on investments	110,200	(29,264)	2,104,843	(1,434,926)	936,118	(471,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,773	(39,175)	2,532,637	(1,103,204)	687,508	(795,359)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,013	84,154	179,158	150,776	111,423	130,601
Transfers between variable and fixed accounts, net	(19,623)	(201,495)	(228,121)	(1,567,617)	(188,132)	(1,385,128)
Contract benefits and terminations	(390,329)	(409,023)	(2,020,017)	(1,959,032)	(1,391,850)	(1,767,151)
Contract charges and deductions	(3,744)	(4,790)	(38,949)	(42,248)	(30,765)	(33,818)
Other	32	(54)	413	(175)	106	1,156
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(393,651)	(531,208)	(2,107,516)	(3,418,296)	(1,499,218)	(3,054,340)
NET INCREASE (DECREASE) IN NET ASSETS	(268,878)	(570,383)	425,121	(4,521,500)	(811,710)	(3,849,699)
NET ASSETS
Beginning of Year	1,737,953	2,308,336	18,208,846	22,730,346	17,319,607	21,169,306
End of Year	$1,469,075	$1,737,953	$18,633,967	$18,208,846	$16,507,897	$17,319,607

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,732)	($3,090)	($589,642)	($667,868)	($48,345)	($45,165)
Realized gain (loss) on investments	(3,550)	(5,526)	1,222,762	914,387	2,331	62,278
Change in net unrealized appreciation (depreciation) on investments	7,711	(765)	222,014	(554,899)	63,134	(48,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,429	(9,381)	855,134	(308,380)	17,120	(31,522)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	456,732	379,878	49,640	89,138
Transfers between variable and fixed accounts, net	2,243	(47,493)	(1,855,202)	(1,637,585)	362,785	549,732
Contract benefits and terminations	(44,671)	(258)	(6,050,668)	(5,170,336)	(433,598)	(907,025)
Contract charges and deductions	(331)	(374)	(95,025)	(100,925)	(6,748)	(6,398)
Other	2	(1)	(14,832)	(2,593)	(7)	(46)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(42,757)	(48,126)	(7,558,995)	(6,531,561)	(27,928)	(274,599)
NET INCREASE (DECREASE) IN NET ASSETS	(41,328)	(57,507)	(6,703,861)	(6,839,941)	(10,808)	(306,121)
NET ASSETS
Beginning of Year	214,873	272,380	49,895,517	56,735,458	3,742,881	4,049,002
End of Year	$173,545	$214,873	$43,191,656	$49,895,517	$3,732,073	$3,742,881

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,422)	($2,492)	($51,677)	($60,934)	($74,712)	($105,430)
Realized gain (loss) on investments	(198)	(14,656)	209,236	476,335	222,797	76,591
Change in net unrealized appreciation (depreciation) on investments	29,236	7,876	476,172	(766,822)	(397,538)	(839,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,616	(9,272)	633,731	(351,421)	(249,453)	(868,054)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	6,265	46,004	6,882	21,285	54,017
Transfers between variable and fixed accounts, net	41,687	(52,251)	34,298	(170,816)	(119,438)	457,021
Contract benefits and terminations	(28,975)	(38,863)	(418,788)	(695,783)	(407,495)	(736,734)
Contract charges and deductions	(506)	(500)	(7,498)	(8,636)	(11,201)	(15,821)
Other	(2)	30	479	75	63	479
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,204	(85,319)	(345,505)	(868,278)	(516,786)	(241,038)
NET INCREASE (DECREASE) IN NET ASSETS	38,820	(94,591)	288,226	(1,219,699)	(766,239)	(1,109,092)
NET ASSETS
Beginning of Year	143,108	237,699	4,246,865	5,466,564	6,710,580	7,819,672
End of Year	$181,928	$143,108	$4,535,091	$4,246,865	$5,944,341	$6,710,580

See Notes to Financial Statements	H-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($106,796)	($103,136)	($709,015)	($776,861)	($57,196)	($70,978)
Realized gain (loss) on investments	14,860	402,260	3,894,856	4,786,176	403,650	59,564
Change in net unrealized appreciation (depreciation) on investments	922,526	(221,343)	2,454,318	(4,289,134)	(431,893)	414,455
Net Increase (Decrease) in Net Assets Resulting from Operations	830,590	77,781	5,640,159	(279,819)	(85,439)	403,041
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	55,991	84,599	542,363	366,865	25,418	47,656
Transfers between variable and fixed accounts, net	1,054,887	(241,510)	179,210	(1,628,630)	(1,428,889)	1,752,519
Contract benefits and terminations	(637,298)	(867,852)	(5,923,296)	(6,769,745)	(269,551)	(393,729)
Contract charges and deductions	(14,149)	(13,647)	(106,472)	(115,469)	(8,817)	(10,677)
Other	22	(604)	(463)	(1,160)	1,541	75
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	459,453	(1,039,014)	(5,308,658)	(8,148,139)	(1,680,298)	1,395,844
NET INCREASE (DECREASE) IN NET ASSETS	1,290,043	(961,233)	331,501	(8,427,958)	(1,765,737)	1,798,885
NET ASSETS
Beginning of Year	7,988,181	8,949,414	57,219,477	65,647,435	6,282,999	4,484,114
End of Year	$9,278,224	$7,988,181	$57,550,978	$57,219,477	$4,517,262	$6,282,999
	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($733,744)	($809,984)	($46,994)	($60,752)	($157,536)	($178,728)
Realized gain (loss) on investments	2,694,451	1,709,424	422,825	46,487	1,022,729	1,153,718
Change in net unrealized appreciation (depreciation) on investments	(1,534,893)	2,976,348	(505,925)	183,519	491,471	(1,575,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	425,814	3,875,788	(130,094)	169,254	1,356,664	(600,986)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	259,006	264,649	28,408	35,118	111,126	195,966
Transfers between variable and fixed accounts, net	(2,220,043)	(4,198)	(1,625,613)	1,560,194	(701,568)	(607,261)
Contract benefits and terminations	(6,063,651)	(5,243,994)	(341,703)	(546,110)	(1,143,299)	(1,587,428)
Contract charges and deductions	(113,282)	(123,803)	(7,272)	(8,960)	(22,590)	(25,128)
Other	(2,525)	(2,414)	170	(115)	4,139	483
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,140,495)	(5,109,760)	(1,946,010)	1,040,127	(1,752,192)	(2,023,368)
NET INCREASE (DECREASE) IN NET ASSETS	(7,714,681)	(1,233,972)	(2,076,104)	1,209,381	(395,528)	(2,624,354)
NET ASSETS
Beginning of Year	63,733,190	64,967,162	5,312,213	4,102,832	13,014,398	15,638,752
End of Year	$56,018,509	$63,733,190	$3,236,109	$5,312,213	$12,618,870	$13,014,398

See Notes to Financial Statements	H-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19,155)	($26,668)	($828,436)	($896,827)	($154,128)	($175,265)
Realized gain (loss) on investments	38,545	59,719	4,254,975	4,041,600	775,046	567,445
Change in net unrealized appreciation (depreciation) on investments	95,218	(99,378)	3,140,471	(1,707,622)	1,314,980	(281,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	114,608	(66,327)	6,567,010	1,437,151	1,935,898	111,061
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	566	1,536	695,728	278,904	88,918	71,151
Transfers between variable and fixed accounts, net	(48,772)	(1,150,231)	(2,137,069)	(3,008,493)	(854,114)	(143,275)
Contract benefits and terminations	(90,540)	(135,020)	(7,288,435)	(6,269,427)	(1,220,795)	(1,365,157)
Contract charges and deductions	(3,119)	(3,923)	(120,782)	(130,610)	(22,182)	(25,302)
Other	11	149	(6,855)	255	9,463	4,368
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(141,854)	(1,287,489)	(8,857,413)	(9,129,371)	(1,998,710)	(1,458,215)
NET INCREASE (DECREASE) IN NET ASSETS	(27,246)	(1,353,816)	(2,290,403)	(7,692,220)	(62,812)	(1,347,154)
NET ASSETS
Beginning of Year	1,640,194	2,994,010	68,612,342	76,304,562	12,895,684	14,242,838
End of Year	$1,612,948	$1,640,194	$66,321,939	$68,612,342	$12,832,872	$12,895,684
	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($75,520)	($95,873)	($18,376)	($19,371)	($17,296)	($19,225)
Realized gain (loss) on investments	442,719	434,605	37,498	129,077	39,497	39,817
Change in net unrealized appreciation (depreciation) on investments	(92,115)	(941,972)	181,349	(130,992)	349,325	(155,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	275,084	(603,240)	200,471	(21,286)	371,526	(134,562)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,196	80,439	7,661	6,055	4,911	4,063
Transfers between variable and fixed accounts, net	167,976	(37,868)	188,124	(91,618)	538,504	(115,834)
Contract benefits and terminations	(422,500)	(624,300)	(128,222)	(274,778)	(122,083)	(153,802)
Contract charges and deductions	(10,940)	(13,242)	(2,871)	(2,952)	(3,005)	(3,447)
Other	895	306	513	25	(525)	195
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(241,373)	(594,665)	65,205	(363,268)	417,802	(268,825)
NET INCREASE (DECREASE) IN NET ASSETS	33,711	(1,197,905)	265,676	(384,554)	789,328	(403,387)
NET ASSETS
Beginning of Year	6,308,854	7,506,759	1,382,103	1,766,657	1,243,574	1,646,961
End of Year	$6,342,565	$6,308,854	$1,647,779	$1,382,103	$2,032,902	$1,243,574

See Notes to Financial Statements	H-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($120,378)	($143,460)	($66,438)	($73,069)	($1,591)	($7,584)
Realized gain (loss) on investments	832,168	742,070	119,936	384,835	(4,270)	107,001
Change in net unrealized appreciation (depreciation) on investments	946,944	(1,335,379)	1,325,312	(617,806)	20,299	(93,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,734	(736,769)	1,378,810	(306,040)	14,438	5,914
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,052	98,874	9,165	13,635	879	717
Transfers between variable and fixed accounts, net	175,933	(439,511)	384,052	(200,660)	179,936	(1,282,886)
Contract benefits and terminations	(1,266,742)	(919,868)	(432,139)	(706,360)	(2,456)	(53,385)
Contract charges and deductions	(17,679)	(20,851)	(10,022)	(10,903)	(229)	(1,033)
Other	(332)	4,293	29	76	2	107
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,085,768)	(1,277,063)	(48,915)	(904,212)	178,132	(1,336,480)
NET INCREASE (DECREASE) IN NET ASSETS	572,966	(2,013,832)	1,329,895	(1,210,252)	192,570	(1,330,566)
NET ASSETS
Beginning of Year	10,150,141	12,163,973	5,081,120	6,291,372	93,828	1,424,394
End of Year	$10,723,107	$10,150,141	$6,411,015	$5,081,120	$286,398	$93,828
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($138,423)	($162,073)	($103,857)	($133,849)	($10,403)	($13,665)
Realized gain (loss) on investments	746,619	802,236	429,117	342,788	73,388	7,625
Change in net unrealized appreciation (depreciation) on investments	(61,851)	(2,684,432)	(467,031)	(395,903)	(52,882)	55,048
Net Increase (Decrease) in Net Assets Resulting from Operations	546,345	(2,044,269)	(141,771)	(186,964)	10,103	49,008
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	54,115	114,491	36,351	104,202	1,207	3,015
Transfers between variable and fixed accounts, net	(416,879)	(234,207)	(509,696)	(26,817)	(190,413)	200,872
Contract benefits and terminations	(791,866)	(1,067,197)	(826,930)	(1,049,898)	(44,885)	(154,681)
Contract charges and deductions	(24,410)	(27,999)	(15,675)	(19,532)	(1,860)	(2,921)
Other	(265)	1,849	391	431	16	321
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,179,305)	(1,213,063)	(1,315,559)	(991,614)	(235,935)	46,606
NET INCREASE (DECREASE) IN NET ASSETS	(632,960)	(3,257,332)	(1,457,330)	(1,178,578)	(225,832)	95,614
NET ASSETS
Beginning of Year	11,045,013	14,302,345	9,221,399	10,399,977	1,005,532	909,918
End of Year	$10,412,053	$11,045,013	$7,764,069	$9,221,399	$779,700	$1,005,532

See Notes to Financial Statements	H-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($297,252)	($359,175)	($108,848)	($182,552)	($104,893)	($111,965)
Realized gain (loss) on investments	(108,075)	141,202	2,457,053	1,332,925	182,220	1,240,316
Change in net unrealized appreciation (depreciation) on investments	727,962	(727,516)	(3,194,429)	(221,750)	265,137	(1,043,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	322,635	(945,489)	(846,224)	928,623	342,464	84,979
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	213,696	195,462	59,776	630,617	70,235	102,830
Transfers between variable and fixed accounts, net	251,532	214,125	(2,633,233)	(367,071)	(316,396)	(1,512,728)
Contract benefits and terminations	(2,670,575)	(2,432,404)	(768,418)	(3,459,255)	(556,047)	(1,086,298)
Contract charges and deductions	(47,463)	(56,454)	(16,311)	(25,285)	(16,206)	(16,739)
Other	(5,122)	924	(494)	(2,482)	149	(1,075)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,257,932)	(2,078,347)	(3,358,680)	(3,223,476)	(818,265)	(2,514,010)
NET INCREASE (DECREASE) IN NET ASSETS	(1,935,297)	(3,023,836)	(4,204,904)	(2,294,853)	(475,801)	(2,429,031)
NET ASSETS
Beginning of Year	25,921,922	28,945,758	11,637,487	13,932,340	8,590,083	11,019,114
End of Year	$23,986,625	$25,921,922	$7,432,583	$11,637,487	$8,114,282	$8,590,083
	Technology		Currency Strategies		Equity Long/Short (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($16,441)	($23,759)	($577)	($503)	($5,255)	($707)
Realized gain (loss) on investments	125,521	(1,790)	504	(57)	(383)	111
Change in net unrealized appreciation (depreciation) on investments	(263,246)	(61,684)	1,264	588	50,889	13,522
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,166)	(87,233)	1,191	28	45,251	12,926
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,607	3,044	-	-	564	2,250
Transfers between variable and fixed accounts, net	(334,156)	304,452	7,884	(438)	368,928	228,266
Contract benefits and terminations	(103,875)	(248,740)	(18,003)	(2,398)	(2,731)	(1,826)
Contract charges and deductions	(2,858)	(3,742)	(80)	(65)	(872)	(126)
Other	12	(9)	(3)	1	(32)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(439,270)	55,005	(10,202)	(2,900)	365,857	228,556
NET INCREASE (DECREASE) IN NET ASSETS	(593,436)	(32,228)	(9,011)	(2,872)	411,108	241,482
NET ASSETS
Beginning of Year or Period	1,825,160	1,857,388	40,330	43,202	241,482	-
End of Year or Period	$1,231,724	$1,825,160	$31,319	$40,330	$652,590	$241,482

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Global Absolute Return		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($816)	($1,346)	($19,625)	($17,075)	($52,608)	($53,666)
Realized gain (loss) on investments	3,715	2,929	(4,441)	(2,566)	(4,153)	(1,800)
Change in net unrealized appreciation (depreciation) on investments	(1,123)	(636)	106,662	(22,183)	337,101	(88,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,776	947	82,596	(41,824)	280,340	(143,785)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	3,000	466,500	13,184	100,610
Transfers between variable and fixed accounts, net	(68,374)	44,932	(43,167)	225,402	703,256	283,741
Contract benefits and terminations	(6,736)	(41,310)	(87,387)	(102,429)	(411,706)	(295,928)
Contract charges and deductions	(117)	(188)	(3,506)	(3,590)	(14,616)	(14,480)
Other	2	-	(2)	(17)	(18)	(24)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(75,225)	3,434	(131,062)	585,866	290,100	73,919
NET INCREASE (DECREASE) IN NET ASSETS	(73,449)	4,381	(48,466)	544,042	570,440	(69,866)
NET ASSETS
Beginning of Year	108,628	104,247	1,631,140	1,087,098	4,134,550	4,204,416
End of Year	$35,179	$108,628	$1,582,674	$1,631,140	$4,704,990	$4,134,550
	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($46,353)	($47,499)	($429,947)	($463,869)	($535,004)	($650,317)
Realized gain (loss) on investments	14,329	(8,924)	471,484	821,623	1,574,356	1,370,908
Change in net unrealized appreciation (depreciation) on investments	354,029	(92,675)	1,561,037	(750,373)	1,157,131	(1,489,546)
Net Increase (Decrease) in Net Assets Resulting from Operations	322,005	(149,098)	1,602,574	(392,619)	2,196,483	(768,955)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43,890	36,377	14,647	584,764	20,818	683,716
Transfers between variable and fixed accounts, net	167,908	280,161	1,107,488	(2,258,659)	(1,297,524)	(1,553,238)
Contract benefits and terminations	(283,870)	(314,464)	(3,001,533)	(3,807,013)	(6,834,670)	(5,898,479)
Contract charges and deductions	(12,837)	(13,383)	(76,392)	(76,929)	(113,965)	(132,779)
Other	(13)	48	3,110	(972)	389	850
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(84,922)	(11,261)	(1,952,680)	(5,558,809)	(8,224,952)	(6,899,930)
NET INCREASE (DECREASE) IN NET ASSETS	237,083	(160,359)	(350,106)	(5,951,428)	(6,028,469)	(7,668,885)
NET ASSETS
Beginning of Year	3,621,772	3,782,131	34,058,934	40,010,362	47,398,569	55,067,454
End of Year	$3,858,855	$3,621,772	$33,708,828	$34,058,934	$41,370,100	$47,398,569

See Notes to Financial Statements	H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,853,797)	($2,091,652)	($1,232,129)	($1,399,969)	($519,093)	($582,486)
Realized gain (loss) on investments	3,629,589	4,700,626	3,432,339	3,459,359	1,829,201	511,216
Change in net unrealized appreciation (depreciation) on investments	7,843,645	(4,961,997)	4,780,544	(3,659,837)	1,753,305	(911,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,619,437	(2,353,023)	6,980,754	(1,600,447)	3,063,413	(982,661)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,346,379	1,557,514	711,859	1,473,107	266,361	562,420
Transfers between variable and fixed accounts, net	(5,098,036)	(4,222,523)	(2,924,755)	(3,046,158)	(2,566,125)	879,342
Contract benefits and terminations	(9,877,344)	(15,846,665)	(9,708,932)	(9,743,256)	(3,945,344)	(2,722,887)
Contract charges and deductions	(556,484)	(599,395)	(480,872)	(526,893)	(122,953)	(133,333)
Other	3,839	(829)	5,062	31	11,324	(209)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,181,646)	(19,111,898)	(12,397,638)	(11,843,169)	(6,356,737)	(1,414,667)
NET INCREASE (DECREASE) IN NET ASSETS	(4,562,209)	(21,464,921)	(5,416,884)	(13,443,616)	(3,293,324)	(2,397,328)
NET ASSETS
Beginning of Year	153,162,474	174,627,395	103,603,036	117,046,652	44,525,040	46,922,368
End of Year	$148,600,265	$153,162,474	$98,186,152	$103,603,036	$41,231,716	$44,525,040
	PSF DFA Balanced Allocation (1)		Invesco V.I. Balanced-Risk Allocation Series II		Invesco V.I. Equity and Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,428)		($14,214)	$44,477	($1,583)	$2,136
Realized gain (loss) on investments	26		(17,145)	129,448	(11,528)	13,385
Change in net unrealized appreciation (depreciation) on investments	12,600		151,641	(265,936)	74,297	(21,981)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,198		120,282	(92,011)	61,186	(6,460)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		16,582	29,337	-	1,692
Transfers between variable and fixed accounts, net	537,109		191,907	(102,386)	1,471,914	160,878
Contract benefits and terminations	(2,600)		(104,868)	(318,711)	(4,897)	(8,489)
Contract charges and deductions	(321)		(6,301)	(8,911)	(511)	(203)
Other	(13)		-	5	(162)	13
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	534,175		97,320	(400,666)	1,466,344	153,891
NET INCREASE (DECREASE) IN NET ASSETS	545,373		217,602	(492,677)	1,527,530	147,431
NET ASSETS
Beginning of Year or Period	-		1,328,793	1,821,470	205,373	57,942
End of Year or Period	$545,373		$1,546,395	$1,328,793	$1,732,903	$205,373

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2016	Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Invesco V.I. Global Real Estate Series II (1)		American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$476	$1,300	$7,836	$6,482	$19,712	$144,349
Realized gain (loss) on investments	(269)	(731)	45,219	80,217	220,635	(946)
Change in net unrealized appreciation (depreciation) on investments	(3,980)	(116)	375,128	(93,539)	583,775	(340,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,773)	453	428,183	(6,840)	824,122	(196,741)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	131	-	2,563	91,437	317,376	38,271
Transfers between variable and fixed accounts, net	49,471	25,157	2,360,625	(1,460,481)	1,391,675	11,463,223
Contract benefits and terminations	(4,242)	(7)	(59,017)	(97,648)	(1,196,742)	(69,095)
Contract charges and deductions	(70)	(19)	(3,257)	(2,176)	(72,949)	(9,499)
Other	135	(1)	(77)	170	2,378	(1,149)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	45,425	25,130	2,300,837	(1,468,698)	441,738	11,421,751
NET INCREASE (DECREASE) IN NET ASSETS	41,652	25,583	2,729,020	(1,475,538)	1,265,860	11,225,010
NET ASSETS
Beginning of Year or Period	25,583	-	820,323	2,295,861	11,225,010	-
End of Year or Period	$67,235	$25,583	$3,549,343	$820,323	$12,490,870	$11,225,010
	American Funds IS Blue Chip Income and Growth Fund Class 4 (2)		American Funds IS Bond Fund Class 4 (2)		American Funds IS Capital Income Builder Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,123		($522)		$2,051	$621
Realized gain (loss) on investments	87,345		4,093		(2,205)	(27)
Change in net unrealized appreciation (depreciation) on investments	74,295		(12)		3,473	(2,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,763		3,559		3,319	(2,044)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,712		-		-	-
Transfers between variable and fixed accounts, net	2,076,505		11,355		106,114	56,937
Contract benefits and terminations	(130,581)		(11,607)		(4,883)	(21)
Contract charges and deductions	(1,806)		(74)		(208)	(82)
Other	(183)		(5)		(4)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,976,647		(331)		101,019	56,831
NET INCREASE (DECREASE) IN NET ASSETS	2,162,410		3,228		104,338	54,787
NET ASSETS
Beginning of Year or Period	-		-		59,698	4,911
End of Year or Period	$2,162,410		$3,228		$164,036	$59,698

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Period Ended December 31, 2015
	American Funds IS Global Balanced Fund Class 4 (1)		American Funds IS Global Bond Fund Class 4 (1)		American Funds IS Global Growth and Income Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$656		($441)		$547	$-
Realized gain (loss) on investments	66		46		12	(3)
Change in net unrealized appreciation (depreciation) on investments	2,339		(5,063)		1,577	-
Net Increase (Decrease) in Net Assets Resulting from Operations	3,061		(5,458)		2,136	(3)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-		-	-
Transfers between variable and fixed accounts, net	146,307		139,559		51,860	3
Contract benefits and terminations	-		(2,064)		(53)	-
Contract charges and deductions	(151)		(126)		(58)	-
Other	(16)		(4)		(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	146,140		137,365		51,747	3
NET INCREASE (DECREASE) IN NET ASSETS	149,201		131,907		53,883	-
NET ASSETS
Beginning of Period	-		-		-	-
End of Period	$149,201		$131,907		$53,883	$-
	American Funds IS Global Growth Fund Class 4		American Funds IS Global Small Capitalization Fund Class 4 (3)		American Funds IS Growth Fund Class 4 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,684)	$5,642	($34)	($14)	($42,397)	$33,761
Realized gain (loss) on investments	(147,813)	42,698	(482)	(14)	392,970	(1,656)
Change in net unrealized appreciation (depreciation) on investments	46,981	(49,417)	257	(231)	32,282	(90,832)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,516)	(1,077)	(259)	(259)	382,855	(58,727)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	180	11,569	-	-	25,196	11,937
Transfers between variable and fixed accounts, net	(945,038)	1,414,811	390	7,279	(989,392)	7,180,961
Contract benefits and terminations	(12,884)	(33,514)	-	(315)	(467,938)	(116,514)
Contract charges and deductions	(726)	(1,047)	(5)	(2)	(14,449)	(2,346)
Other	35	(98)	-	1	4	(627)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(958,433)	1,391,721	385	6,963	(1,446,579)	7,073,411
NET INCREASE (DECREASE) IN NET ASSETS	(1,061,949)	1,390,644	126	6,704	(1,063,724)	7,014,684
NET ASSETS
Beginning of Year or Period	1,440,213	49,569	6,704	-	7,014,684	-
End of Year or Period	$378,264	$1,440,213	$6,830	$6,704	$5,950,960	$7,014,684

(1)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Financial Highlights for commencement or resumption dates of operations).
(3)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	American Funds IS Growth-Income Fund Class 4 (1)		American Funds IS High- Income Bond Fund Class 4 (2)		American Funds IS International Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,522	$82,742	$10,750		($487)	$143
Realized gain (loss) on investments	769,324	(3,738)	37		(3,966)	(34,433)
Change in net unrealized appreciation (depreciation) on investments	(48,058)	(237,578)	9,635		7,321	(8,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	722,788	(158,574)	20,422		2,868	(42,667)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	72,553	20,414	677		-	29
Transfers between variable and fixed accounts, net	(84,815)	8,055,133	300,197		(56,511)	168,764
Contract benefits and terminations	(704,324)	(139,963)	(5,026)		(19,867)	(11,594)
Contract charges and deductions	(15,847)	(2,319)	(221)		(172)	(493)
Other	352	(253)	(16)		(135)	(47)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(732,081)	7,933,012	295,611		(76,685)	156,659
NET INCREASE (DECREASE) IN NET ASSETS	(9,293)	7,774,438	316,033		(73,817)	113,992
NET ASSETS
Beginning of Year or Period	7,774,438	-	-		125,262	11,270
End of Year or Period	$7,765,145	$7,774,438	$316,033		$51,445	$125,262
	American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)		American Funds IS New World Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,251	$3,277	($53)	($2)	($1,400)	($1,124)
Realized gain (loss) on investments	(13,992)	(10,767)	(116)	125	(20,578)	2,748
Change in net unrealized appreciation (depreciation) on investments	(7,432)	(22,221)	11	(8)	31,340	(15,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,173)	(29,711)	(158)	115	9,362	(13,612)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	4,373	25,718	19,409	374	13
Transfers between variable and fixed accounts, net	350,292	207,440	(25,547)	(19,409)	79,630	175,166
Contract benefits and terminations	(19,789)	(128,066)	-	-	(7,721)	(3,134)
Contract charges and deductions	(861)	(629)	(4)	-	(447)	(259)
Other	(35)	(5)	(2)	(1)	(4)	33
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	329,607	83,113	165	(1)	71,832	171,819
NET INCREASE (DECREASE) IN NET ASSETS	318,434	53,402	7	114	81,194	158,207
NET ASSETS
Beginning of Year or Period	416,023	362,621	114	-	255,050	96,843
End of Year or Period	$734,457	$416,023	$121	$114	$336,244	$255,050

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-23

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,693)	$7,053	($28,608)	($40,515)	$961	$1,596
Realized gain (loss) on investments	21,088	(921)	3,020	974,033	(307)	(58)
Change in net unrealized appreciation (depreciation) on investments	2,204	(12,547)	257,017	(1,272,181)	2,780	(3,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,599	(6,415)	231,429	(338,663)	3,434	(1,889)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	17,293	104,205	-	-
Transfers between variable and fixed accounts, net	(24,579)	654,632	(2,590,026)	(736,679)	(1,462)	53,235
Contract benefits and terminations	(52,450)	(42,966)	(1,931,406)	(1,546,567)	(1,673)	(1,053)
Contract charges and deductions	(1,395)	(742)	(45,510)	(53,862)	(127)	(73)
Other	(28)	(45)	222	1,124	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(78,452)	610,879	(4,549,427)	(2,231,779)	(3,262)	52,108
NET INCREASE (DECREASE) IN NET ASSETS	(59,853)	604,464	(4,317,998)	(2,570,442)	172	50,219
NET ASSETS
Beginning of Year	993,481	389,017	15,222,396	17,792,838	71,675	21,456
End of Year	$933,628	$993,481	$10,904,398	$15,222,396	$71,847	$71,675
	BlackRock iShares Dynamic Allocation V.I. Class I (1)		BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		BlackRock iShares Equity Appreciation V.I. Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38	$28	$44	$1,103	$2,830
Realized gain (loss) on investments	(9)	(3)	3,458	(9)	(23)
Change in net unrealized appreciation (depreciation) on investments	183	(292)	1,855	(2,207)	3,483
Net Increase (Decrease) in Net Assets Resulting from Operations	212	(267)	5,357	(1,113)	6,290
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	3,907	-
Transfers between variable and fixed accounts, net	-	4,624	(1,860)	80,498	244,905
Contract benefits and terminations	(171)	(165)	(6,106)	(2,484)	(3,797)
Contract charges and deductions	(6)	(6)	(180)	(48)	(114)
Other	(1)	1	2	(2)	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(178)	4,454	(8,144)	81,871	240,984
NET INCREASE (DECREASE) IN NET ASSETS	34	4,187	(2,787)	80,758	247,274
NET ASSETS
Beginning of Year or Period	4,187	-	80,758	-	-
End of Year or Period	$4,221	$4,187	$77,971	$80,758	$247,274

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-24

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2015	2016	2015	2016	2015
	Fidelity VIP Contrafund Service Class 2		Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,599)	($8,025)	($675)	($354)	($112,341)	($150,757)
Realized gain (loss) on investments	(15,433)	183,822	(8,912)	9,046	-	-
Change in net unrealized appreciation (depreciation) on investments	43,686	(156,902)	11,193	(16,021)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	17,654	18,895	1,606	(7,329)	(112,341)	(150,757)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,996	55,921	325	50	509,644	285,484
Transfers between variable and fixed accounts, net	(1,261,440)	1,358,474	(145,746)	153,046	(1,132,379)	4,959,695
Contract benefits and terminations	(110,103)	(349,811)	(29,247)	(4,667)	(2,696,463)	(4,899,361)
Contract charges and deductions	(2,407)	(3,698)	(826)	(1,351)	(19,229)	(23,395)
Other	59	(173)	6	(6)	240	41
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,371,895)	1,060,713	(175,488)	147,072	(3,338,187)	322,464
NET INCREASE (DECREASE) IN NET ASSETS	(1,354,241)	1,079,608	(173,882)	139,743	(3,450,528)	171,707
NET ASSETS
Beginning of Year	2,457,875	1,378,267	259,259	119,516	11,859,567	11,687,860
End of Year	$1,103,634	$2,457,875	$85,377	$259,259	$8,409,039	$11,859,567

	Fidelity VIP Strategic Income Service Class 2		First Trust/Dow Jones Dividend & Income Allocation Class I		Franklin Founding Funds Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,412	$5,011	($427)	$1,660	$42,180	$34,156
Realized gain (loss) on investments	(6,139)	(2,325)	13,268	3,459	66,017	23,260
Change in net unrealized appreciation (depreciation) on investments	21,629	(18,688)	24,547	(7,597)	45,357	(199,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,902	(16,002)	37,388	(2,478)	153,554	(141,642)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	42,644	70	550	6,600
Transfers between variable and fixed accounts, net	(152,199)	281,171	442,026	84,457	(344,210)	(234,795)
Contract benefits and terminations	(25,579)	(21,144)	(20,798)	(29,646)	(269,026)	(251,659)
Contract charges and deductions	(498)	(474)	(754)	(1,003)	(7,995)	(10,105)
Other	16	(9)	(15)	(6)	38	22
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(178,260)	259,544	463,103	53,872	(620,643)	(489,937)
NET INCREASE (DECREASE) IN NET ASSETS	(161,358)	243,542	500,491	51,394	(467,089)	(631,579)
NET ASSETS
Beginning of Year	317,725	74,183	183,805	132,411	1,785,818	2,417,397
End of Year	$156,367	$317,725	$684,296	$183,805	$1,318,729	$1,785,818

See Notes to Financial Statements	H-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2015	2016	2015	2016	2015
	Franklin Income VIP Class 2 (1)		Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,973	($6)	$4,027	$14,422	$4,310	$2,616
Realized gain (loss) on investments	17	(159)	30,778	39,969	191,673	62,855
Change in net unrealized appreciation (depreciation) on investments	6,702	-	69,779	(102,156)	38,526	(109,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,692	(165)	104,584	(47,765)	234,509	(43,533)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	650	7,415	6,704	35,943
Transfers between variable and fixed accounts, net	76,311	286	(82,712)	140,947	1,679,779	(10,448)
Contract benefits and terminations	(1,070)	(120)	(37,488)	(107,930)	(98,506)	(131,806)
Contract charges and deductions	(80)	(1)	(2,305)	(1,790)	(3,368)	(1,588)
Other	(2)	-	2	390	(36)	140
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	75,159	165	(121,853)	39,032	1,584,573	(107,759)
NET INCREASE (DECREASE) IN NET ASSETS	83,851	-	(17,269)	(8,733)	1,819,082	(151,292)
NET ASSETS
Beginning of Year or Period	-	-	989,866	998,599	777,454	928,746
End of Year or Period	$83,851	$-	$972,597	$989,866	$2,596,536	$777,454
	Templeton Global Bond VIP Class 2		Ivy VIP Asset Strategy		Ivy VIP Energy (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,583)	$54,848	($131)	($441)	($1,446)	($355)
Realized gain (loss) on investments	(31,392)	(37,265)	(3,157)	471	392	(68)
Change in net unrealized appreciation (depreciation) on investments	48,246	(64,988)	2,715	(3,552)	44,396	(12,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,271	(47,405)	(573)	(3,522)	43,342	(12,588)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,263	100	100	9	-
Transfers between variable and fixed accounts, net	(64,420)	(52,249)	865	(16,072)	110,163	98,972
Contract benefits and terminations	(28,903)	(158,851)	-	-	(20,004)	-
Contract charges and deductions	(1,928)	(2,034)	(29)	(138)	(241)	(35)
Other	-	(159)	(1)	1	(1,473)	(4)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(95,251)	(212,030)	935	(16,109)	88,454	98,933
NET INCREASE (DECREASE) IN NET ASSETS	(86,980)	(259,435)	362	(19,631)	131,796	86,345
NET ASSETS
Beginning of Year or Period	751,903	1,011,338	18,868	38,499	86,345	-
End of Year or Period	$664,923	$751,903	$19,230	$18,868	$218,141	$86,345
(1)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Financial Highlights for commencement or resumption dates of operations).
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Janus Aspen Series Balanced Service Shares		Janus Aspen Series Flexible Bond Service Shares		JPMorgan Insurance Trust Global Allocation Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,303	$2,224	($1,148)	($13)	$286	$211
Realized gain (loss) on investments	22,266	101,126	9,833	104	(8)	91
Change in net unrealized appreciation (depreciation) on investments	25,082	(121,107)	916	(1,221)	517	(895)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,651	(17,757)	9,601	(1,130)	795	(593)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,013	49,177	-	-	-	-
Transfers between variable and fixed accounts, net	(315,743)	22,875	(36,089)	55,358	-	18,194
Contract benefits and terminations	(144,115)	(454,934)	(18,433)	(10,352)	-	-
Contract charges and deductions	(9,180)	(11,691)	(472)	(115)	(29)	(2)
Other	32	(188)	(15)	(2)	-	(1)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(460,993)	(394,761)	(55,009)	44,889	(29)	18,191
NET INCREASE (DECREASE) IN NET ASSETS	(396,342)	(412,518)	(45,408)	43,759	766	17,598
NET ASSETS
Beginning of Year or Period	2,846,392	3,258,910	135,782	92,023	17,598	-
End of Year or Period	$2,450,050	$2,846,392	$90,374	$135,782	$18,364	$17,598
	JPMorgan Insurance Trust Income Builder Class 2 (1)		ClearBridge Variable Aggressive Growth - Class II (2)		Lord Abbett Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$73	$996	($23)		$12,527	$15,764
Realized gain (loss) on investments	(75)	51	287		(25,840)	(24,547)
Change in net unrealized appreciation (depreciation) on investments	1,807	(2,068)	17		77,426	(12,014)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,805	(1,021)	281		64,113	(20,797)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-		525	525
Transfers between variable and fixed accounts, net	(23,927)	43,612	5,219		(166,888)	220,788
Contract benefits and terminations	(1,516)	(297)	-		(47,426)	(139,268)
Contract charges and deductions	(62)	(12)	(6)		(904)	(1,170)
Other	(1)	(3)	(2)		13	(18)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(25,506)	43,300	5,211		(214,680)	80,857
NET INCREASE (DECREASE) IN NET ASSETS	(23,701)	42,279	5,492		(150,567)	60,060
NET ASSETS
Beginning of Year or Period	42,279	-	-		585,533	525,473
End of Year or Period	$18,578	$42,279	$5,492		$434,966	$585,533

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-27

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC		MFS Total Return Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($454)	$1,056	$1,161	$2,700	$11,744	$7,038
Realized gain (loss) on investments	(24,012)	(621)	3,682	(1,908)	19,936	14,596
Change in net unrealized appreciation (depreciation) on investments	16,054	(18,106)	5,629	(2,468)	10,633	(34,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,412)	(17,671)	10,472	(1,676)	42,313	(12,781)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	17,355	2,166
Transfers between variable and fixed accounts, net	(95,938)	195,211	204,502	(38,601)	227,732	(90,179)
Contract benefits and terminations	(57,554)	(223)	(23,575)	(2,917)	(53,324)	(46,335)
Contract charges and deductions	(153)	(234)	(1,004)	(163)	(2,268)	(1,859)
Other	5	(7)	30	2	(9)	6
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(153,640)	194,747	179,953	(41,679)	189,486	(136,201)
NET INCREASE (DECREASE) IN NET ASSETS	(162,052)	177,076	190,425	(43,355)	231,799	(148,982)
NET ASSETS
Beginning of Year	188,894	11,818	137,498	180,853	481,388	630,370
End of Year	$26,842	$188,894	$327,923	$137,498	$713,187	$481,388
	MFS Utilities Series - Service Class		Neuberger Berman AMT Absolute Return Multi-Manager Class S (1)		Oppenheimer Global Fund/VA Service Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,350	$9,944	($58)		($109)
Realized gain (loss) on investments	(21,020)	(16,236)	21		1,264
Change in net unrealized appreciation (depreciation) on investments	63,233	(72,739)	115		366
Net Increase (Decrease) in Net Assets Resulting from Operations	61,563	(79,031)	78		1,521
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	210	-	-		-
Transfers between variable and fixed accounts, net	(146,909)	(982,992)	5,341		35,879
Contract benefits and terminations	(24,574)	(149,816)	(519)		-
Contract charges and deductions	(783)	(818)	(7)		(55)
Other	37	33	1		-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(172,019)	(1,133,593)	4,816		35,824
NET INCREASE (DECREASE) IN NET ASSETS	(110,456)	(1,212,624)	4,894		37,345
NET ASSETS
Beginning of Year or Period	279,665	1,492,289	-		-
End of Year or Period	$169,209	$279,665	$4,894		$37,345

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Oppenheimer International Growth Fund/ VA Service Shares (1)		PIMCO All Asset All Authority - Advisor Class		PIMCO CommodityRealReturn Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($15)		$2,039	$1,445	($987)	$161
Realized gain (loss) on investments	328		(6,805)	(29,259)	(6,126)	(2,457)
Change in net unrealized appreciation
(depreciation) on investments	(1,050)		16,526	11,100	4,024	(1,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	(737)		11,760	(16,714)	(3,089)	(4,145)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		23	-	22	1,100
Transfers between variable and fixed accounts, net	15,211		52,388	20,267	92,987	12,062
Contract benefits and terminations	-		(27)	(124,621)	(89,046)	(3,666)
Contract charges and deductions	(21)		(238)	(202)	(261)	(27)
Other	(2)		(3)	3	1	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,188		52,143	(104,553)	3,703	9,469
NET INCREASE (DECREASE) IN NET ASSETS	14,451		63,903	(121,267)	614	5,324
NET ASSETS
Beginning of Year or Period	-		71,492	192,759	12,198	6,874
End of Year or Period	$14,451		$135,395	$71,492	$12,812	$12,198

	State Street Total Return V.I.S. Class 3		VanEck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,893)	$166	($5,065)	($1,031)
Realized gain (loss) on investments	78,047	40,130	(10,820)	(28,177)
Change in net unrealized appreciation (depreciation) on investments	(46,676)	(66,695)	99,382	(2,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,478	(26,399)	83,497	(31,779)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	4,660	-
Transfers between variable and fixed accounts, net	(104,416)	86,233	675,401	27,274
Contract benefits and terminations	(328,603)	(440,497)	(49,645)	(41,372)
Contract charges and deductions	(3,978)	(4,813)	(720)	(137)
Other	10	11	(397)	5
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(436,987)	(359,066)	629,299	(14,230)
NET INCREASE (DECREASE) IN NET ASSETS	(407,509)	(385,465)	712,796	(46,009)
NET ASSETS
Beginning of Year	808,807	1,194,272	43,431	89,440
End of Year	$401,298	$808,807	$756,227	$43,431

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
01/08/2016 - 12/31/2016	$10.01	1,558	$15,599	0.00%	1.25%	3.60%
Diversified Bond
2016	$13.77	161,898	$2,229,594	0.00%	1.25%	3.74%
2015	13.27	173,367	2,301,447	0.00%	1.25%	(0.20%)
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
Floating Rate Income
2016	$10.72	51,091	$547,644	0.00%	1.25%	7.04%
2015	10.01	108,035	1,081,881	0.00%	1.25%	(0.39%)
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
2016	$10.40	141,316	$1,469,075	0.00%	1.25%	8.29%
2015	9.60	181,038	1,737,953	0.00%	1.25%	(2.24%)
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
High Yield Bond
2016	$46.76	398,486	$18,633,967	0.00%	1.25%	13.94%
2015	41.04	443,664	18,208,846	0.00%	1.25%	(5.82%)
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
Inflation Managed
2016	$36.76	449,051	$16,507,897	0.00%	1.25%	3.82%
2015	35.41	489,114	17,319,607	0.00%	1.25%	(4.26%)
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
Inflation Strategy
2016	$9.70	17,883	$173,545	0.00%	1.25%	0.60%
2015	9.65	22,274	214,873	0.00%	1.25%	(4.41%)
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
Managed Bond
2016	$41.55	1,039,492	$43,191,656	0.00%	1.25%	1.60%
2015	40.90	1,220,031	49,895,517	0.00%	1.25%	(0.69%)
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
Short Duration Bond
2016	$10.91	342,213	$3,732,073	0.00%	1.25%	0.43%
2015	10.86	344,679	3,742,881	0.00%	1.25%	(0.93%)
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
Emerging Markets Debt
2016	$10.50	17,326	$181,928	0.00%	1.25%	15.57%
2015	9.09	15,751	143,108	0.00%	1.25%	(5.61%)
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
Comstock
2016	$18.07	250,952	$4,535,091	0.00%	1.25%	16.04%
2015	15.57	272,703	4,246,865	0.00%	1.25%	(7.22%)
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%

See Notes to Financial Statements	H-30	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Developing Growth
2016	$15.47	384,286	$5,944,341	0.00%	1.25%	(3.67%)
2015	16.06	417,909	6,710,580	0.00%	1.25%	(9.49%)
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
Dividend Growth
2016	$20.28	457,499	$9,278,224	0.00%	1.25%	10.08%
2015	18.42	433,597	7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
Equity Index
2016	$69.01	833,955	$57,550,978	0.00%	1.25%	10.23%
2015	62.61	913,949	57,219,477	0.00%	1.25%	(0.12%)
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
Focused Growth
2016	$20.45	220,840	$4,517,262	0.00%	1.25%	1.08%
2015	20.24	310,476	6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
Growth
2016	$60.65	923,656	$56,018,509	0.00%	1.25%	0.95%
2015	60.08	1,060,806	63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
Large-Cap Growth
2016	$11.81	274,082	$3,236,109	0.00%	1.25%	(0.74%)
2015	11.89	446,594	5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
Large-Cap Value
2016	$24.48	515,442	$12,618,870	0.00%	1.25%	11.47%
2015	21.96	592,567	13,014,398	0.00%	1.25%	(4.19%)
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
Long/Short Large-Cap
2016	$16.15	99,855	$1,612,948	0.00%	1.25%	7.83%
2015	14.98	109,493	1,640,194	0.00%	1.25%	(4.03%)
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
Main Street Core
2016	$59.85	1,108,217	$66,321,939	0.00%	1.25%	10.44%
2015	54.19	1,266,188	68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
Mid-Cap Equity
2016	$36.72	349,470	$12,832,872	0.00%	1.25%	16.96%
2015	31.40	410,735	12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%

See Notes to Financial Statements	H-31	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Mid-Cap Growth
2016	$13.86	457,637	$6,342,565	0.00%	1.25%	4.96%
2015	13.20	477,763	6,308,854	0.00%	1.25%	(6.90%)
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
Mid-Cap Value
2016	$25.78	63,923	$1,647,779	0.00%	1.25%	13.86%
2015	22.64	61,047	1,382,103	0.00%	1.25%	(1.61%)
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
Small-Cap Equity
2016	$26.88	75,616	$2,032,902	0.00%	1.25%	28.81%
2015	20.87	59,581	1,243,574	0.00%	1.25%	(9.03%)
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
Small-Cap Index
2016	$29.61	362,113	$10,723,107	0.00%	1.25%	19.17%
2015	24.85	408,472	10,150,141	0.00%	1.25%	(6.11%)
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
Small-Cap Value
2016	$42.16	152,064	$6,411,015	0.00%	1.25%	27.99%
2015	32.94	154,257	5,081,120	0.00%	1.25%	(5.52%)
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
Value Advantage
2016	$14.14	20,255	$286,398	0.00%	1.25%	15.04%
2015	12.29	7,634	93,828	0.00%	1.25%	(5.88%)
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Emerging Markets
2016	$28.87	360,709	$10,412,053	0.00%	1.25%	5.14%
2015	27.45	402,322	11,045,013	0.00%	1.25%	(15.11%)
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
International Large-Cap
2016	$12.15	638,997	$7,764,069	0.00%	1.25%	(1.31%)
2015	12.31	748,962	9,221,399	0.00%	1.25%	(1.67%)
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
International Small-Cap
2016	$11.48	67,915	$779,700	0.00%	1.25%	2.14%
2015	11.24	89,462	1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
International Value
2016	$16.54	1,450,436	$23,986,625	0.00%	1.25%	1.70%
2015	16.26	1,594,106	25,921,922	0.00%	1.25%	(3.85%)
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%

See Notes to Financial Statements	H-32	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Health Sciences
2016	$36.84	201,760	$7,432,583	0.00%	1.25%	(7.14%	)
2015	39.67	293,358	11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
Real Estate
2016	$53.78	150,876	$8,114,282	0.00%	1.25%	5.27%
2015	51.09	168,142	8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
Technology
2016	$6.99	176,262	$1,231,724	0.00%	1.25%	(7.77%	)
2015	7.58	240,896	1,825,160	0.00%	1.25%	(4.25%	)
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
Currency Strategies
2016	$10.71	2,924	$31,319	0.00%	1.25%	3.58%
2015	10.34	3,901	40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Equity Long/Short
2016	$12.65	51,596	$652,590	0.00%	1.25%	9.90%
06/10/2015 - 12/31/2015	11.51	20,983	241,482	0.00%	1.25%	13.87%
Global Absolute Return
2016	$10.66	3,300	$35,179	0.00%	1.25%	3.35%
2015	10.31	10,533	108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%	)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Pacific Dynamix - Conservative Growth
2016	$15.72	100,664	$1,582,674	0.00%	1.25%	5.51%
2015	14.90	109,467	1,631,140	0.00%	1.25%	(2.33%	)
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
Pacific Dynamix - Moderate Growth
2016	$17.63	266,819	$4,704,990	0.00%	1.25%	7.11%
2015	16.46	251,132	4,134,550	0.00%	1.25%	(3.07%	)
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
Pacific Dynamix - Growth
2016	$19.69	196,030	$3,858,855	0.00%	1.25%	8.81%
2015	18.09	200,191	3,621,772	0.00%	1.25%	(3.66%	)
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
Portfolio Optimization Conservative
2016	$11.50	2,930,719	$33,708,828	0.00%	1.25%	4.52%
2015	11.00	3,094,955	34,058,934	0.00%	1.25%	(1.27%	)
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
Portfolio Optimization Moderate-Conservative
2016	$12.04	3,434,999	$41,370,100	0.00%	1.25%	5.46%
2015	11.42	4,150,501	47,398,569	0.00%	1.25%	(1.64%	)
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%

See Notes to Financial Statements	H-33	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Portfolio Optimization Moderate
2016	$12.56	11,828,173	$148,600,265	0.00%	1.25%	6.75%
2015	11.77	13,013,632	153,162,474	0.00%	1.25%	(1.60%)
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
Portfolio Optimization Growth
2016	$13.00	7,554,021	$98,186,152	0.00%	1.25%	7.46%
2015	12.10	8,565,609	103,603,036	0.00%	1.25%	(1.57%)
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
Portfolio Optimization Aggressive-Growth
2016	$13.11	3,145,475	$41,231,716	0.00%	1.25%	7.97%
2015	12.14	3,667,578	44,525,040	0.00%	1.25%	(2.14%)
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
PSF DFA Balanced Allocation (4)
06/06/2016 - 12/31/2016	$10.45	52,173	$545,373	0.00%	1.25%	3.47%
Invesco V.I. Balanced-Risk Allocation Series II
2016	$17.69	87,394	$1,546,395	0.21%	1.25%	10.13%
2015	16.07	82,706	1,328,793	3.88%	1.25%	(5.59%)
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
Invesco V.I. Equity and Income Series II
2016	$11.50	150,666	$1,732,903	0.78%	1.25%	13.41%
2015	10.14	20,251	205,373	3.04%	1.25%	(3.80%)
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II
2016	$9.42	7,136	$67,235	2.29%	1.25%	0.56%
07/24/2015 - 12/31/2015	9.37	2,730	25,583	11.50%	1.25%	(1.93%)
American Century VP Mid Cap Value Class II
2016	$17.00	208,788	$3,549,343	1.62%	1.25%	21.20%
2015	14.03	58,484	820,323	1.75%	1.25%	(2.80%)
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Fund Class 4
2016	$10.59	1,179,037	$12,490,870	1.42%	1.25%	7.81%
10/30/2015 - 12/31/2015	9.83	1,142,318	11,225,010	8.97%	1.25%	(1.73%)
American Funds IS Blue Chip Income and Growth Fund Class 4 (4)
01/14/2016 - 12/31/2016	$11.43	189,257	$2,162,410	3.39%	1.25%	24.22%
American Funds IS Bond Fund Class 4 (4)
02/16/2016 - 12/31/2016	$10.05	321	$3,228	0.14%	1.25%	0.46%
American Funds IS Capital Income Builder Class 4
2016	$9.84	16,675	$164,036	3.43%	1.25%	2.50%
2015	9.60	6,220	59,698	3.24%	1.25%	(3.01%)
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Balanced Fund Class 4 (4)
02/16/2016 - 12/31/2016	$10.10	14,771	$149,201	1.91%	1.25%	7.72%
American Funds IS Global Bond Fund Class 4 (4)
02/16/2016 - 12/31/2016	$9.91	13,308	$131,907	0.73%	1.25%	(0.24%)
American Funds IS Global Growth and Income Fund Class 4 (6)
02/16/2016 - 12/31/2016	$10.34	5,211	$53,883	3.30%	1.25%	13.77%
11/02/2015 - 11/09/2015	9.95	-	-	0.00%	1.25%	(1.43%)
American Funds IS Global Growth Fund Class 4
2016	$11.14	33,945	$378,264	0.58%	1.25%	(0.87%)
2015	11.24	128,113	1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	9.01%	1.25%	4.47%

See Notes to Financial Statements	H-34	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
American Funds IS Global Small Capitalization Fund Class 4
2016	$9.92	689	$6,830	0.21%	1.25%	0.59%
11/03/2015 - 12/31/2015	9.86	680	6,704	0.00%	1.25%	(3.52%)
American Funds IS Growth Fund Class 4
2016	$10.70	556,297	$5,950,960	0.55%	1.25%	7.86%
10/30/2015 - 12/31/2015	9.92	707,304	7,014,684	4.09%	1.25%	(0.83%)
American Funds IS Growth-Income Fund Class 4
2016	$10.77	720,992	$7,765,145	1.27%	1.25%	9.88%
10/30/2015 - 12/31/2015	9.80	793,158	7,774,438	7.53%	1.25%	(1.98%)
American Funds IS High-Income Bond Fund Class 4 (4)
02/16/2016 - 12/31/2016	$10.97	28,814	$316,033	8.89%	1.25%	20.74%
American Funds IS International Fund Class 4
2016	$9.17	5,610	$51,445	0.74%	1.25%	1.94%
2015	9.00	13,923	125,262	1.30%	1.25%	(5.93%)
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Fund Class 4
2016	$9.10	80,717	$734,457	3.08%	1.25%	(0.07%)
2015	9.11	45,687	416,023	2.06%	1.25%	(6.99%)
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (5)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2
2016	$10.83	11	$121	0.04%	1.25%	5.95%
04/22/2015 - 12/31/2015	10.22	11	114	0.44%	1.25%	(3.96%)
05/15/2014 - 10/15/2014	10.01	-	-	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
2016	$9.13	36,828	$336,244	0.74%	1.25%	3.74%
2015	8.80	28,980	255,050	0.60%	1.25%	(4.57%)
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	7.57%	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2016	$10.17	91,766	$933,628	0.69%	1.25%	(0.26%)
2015	10.20	97,396	993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
2016	$12.07	903,707	$10,904,398	1.03%	1.25%	2.52%
2015	11.77	1,293,343	15,222,396	1.01%	1.25%	(2.23%)
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
BlackRock iShares Alterative Strategies V.I. Class I
2016	$10.52	6,829	$71,847	2.45%	1.25%	5.16%
2015	10.00	7,164	71,675	4.64%	1.25%	(2.25%)
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I
2016	$10.02	421	$4,221	2.13%	1.25%	5.17%
01/26/2015 - 12/31/2015	9.52	440	4,187	1.91%	1.25%	(5.93%)
BlackRock iShares Dynamic Fixed Income V.I. Class I
2016	$10.01	7,790	$77,971	1.29%	1.25%	2.22%
07/14/2015 - 12/31/2015	9.79	8,247	80,758	4.39%	1.25%	(1.48%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
08/08/2016 - 12/31/2016	$9.92	24,922	$247,274	4.36%	1.25%	2.69%
Fidelity VIP Contrafund Service Class 2
2016	$14.66	75,291	$1,103,634	0.48%	1.25%	6.40%
2015	13.78	178,401	2,457,875	0.90%	1.25%	(0.83%)
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%

See Notes to Financial Statements	H-35	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP FundsManager 60% Service Class 2
2016	$12.72	6,712	$85,377	0.73%	1.25%	3.35%
2015	12.31	21,065	259,259	1.09%	1.25%	(0.98%)
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Government Money Market Service Class
2016	$9.68	868,372	$8,409,039	0.10%	1.25%	(1.14%)
2015	9.79	1,210,791	11,859,567	0.01%	1.25%	(1.23%)
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2
2016	$10.51	14,875	$156,367	1.71%	1.25%	6.68%
2015	9.85	32,243	317,725	3.03%	1.25%	(3.15%)
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust/Dow Jones Dividend & Income Allocation Class I
2016	$13.66	50,087	$684,296	1.15%	1.25%	10.35%
2015	12.38	14,846	183,805	2.08%	1.25%	(1.15%)
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Founding Funds Allocation VIP Class 4
2016	$13.07	100,924	$1,318,729	4.02%	1.25%	11.52%
2015	11.72	152,420	1,785,818	2.86%	1.25%	(7.40%)
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
Franklin Income VIP Class 2 (6)
02/08/2016 - 12/31/2016	$10.10	8,306	$83,851	5.33%	1.25%	19.49%
11/02/2015 - 11/20/2015	9.24	-	-	0.00%	1.25%	(1.81%)
Franklin Mutual Global Discovery VIP Class 2
2016	$13.63	71,336	$972,597	1.66%	1.25%	10.79%
2015	12.31	80,433	989,866	2.67%	1.25%	(4.85%)
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
2016	$14.68	176,886	$2,596,536	1.46%	1.25%	14.60%
2015	12.81	60,698	777,454	1.54%	1.25%	(4.84%)
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
2016	$9.64	68,947	$664,923	0.00%	1.25%	1.66%
2015	9.49	79,263	751,903	7.53%	1.25%	(5.49%)
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
Ivy VIP Asset Strategy
2016	$8.46	2,274	$19,230	0.57%	1.25%	(3.78%)
2015	8.79	2,147	18,868	0.40%	1.25%	(9.49%)
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96%)
Ivy VIP Energy
2016	$9.27	23,528	$218,141	0.10%	1.25%	32.88%
05/01/2015 - 12/31/2015	6.98	12,376	86,345	0.01%	1.25%	(30.23%)
Janus Aspen Series Balanced Service Shares
2016	$12.76	192,067	$2,450,050	1.90%	1.25%	3.03%
2015	12.38	229,901	2,846,392	1.32%	1.25%	(0.84%)
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Aspen Series Flexible Bond Service Shares
2016	$10.05	8,989	$90,374	0.83%	1.25%	0.96%
2015	9.96	13,635	135,782	1.23%	1.25%	(1.30%)
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28%)

See Notes to Financial Statements	H-36	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets
JPMorgan Insurance Trust Global Allocation Class 2
2016	$9.83	1,867	$18,364	2.86%	1.25%	4.52%
11/03/2015 - 12/31/2015	9.41	1,871	17,598	8.69%	1.25%	(3.26%)
JPMorgan Insurance Trust Income Builder Class 2
2016	$9.99	1,860	$18,578	1.44%	1.25%	4.89%
10/23/2015 - 12/31/2015	9.52	4,440	42,279	See Note (5)	1.25%	(2.41%)
ClearBridge Variable Aggressive Growth - Class II (4)
03/24/2016 -12/31/2016	$9.83	559	$5,492	0.61%	1.25%	6.15%
Lord Abbett Bond Debenture Class VC
2016	$11.81	36,836	$434,966	3.59%	1.25%	10.74%
2015	10.66	54,914	585,533	3.44%	1.25%	(2.75%)
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Core Equity Class VC
2016	$8.55	3,140	$26,842	0.76%	1.25%	(2.96%)
2015	8.81	21,443	188,894	1.94%	1.25%	(3.00%)
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC
2016	$10.27	31,922	$327,923	1.44%	1.25%	2.97%
2015	9.98	13,782	137,498	4.23%	1.25%	(1.89%)
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
2016	$13.78	51,738	$713,187	3.14%	1.25%	7.47%
2015	12.83	37,530	481,388	2.47%	1.25%	(1.81%)
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
MFS Utilities Series - Service Class
2016	$11.98	14,118	$169,209	5.33%	1.25%	9.86%
2015	10.91	25,635	279,665	3.38%	1.25%	(15.82%)
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
Neuberger Berman AMT Absolute Return Multi-Manager Class S (4)
01/21/2016 - 12/31/2016	$9.60	510	$4,894	0.00%	1.25%	1.77%
Oppenheimer Global Fund/VA Service Shares (4)
03/16/2016 - 12/31/2016	$9.60	3,889	$37,345	0.70%	1.25%	6.51%
Oppenheimer International Growth Fund/VA Service Shares (4)
03/30/2016 - 12/31/16	$9.46	1,527	$14,451	1.10%	1.25%	(4.87%)
PIMCO All Asset All Authority - Advisor Class
2016	$9.06	14,949	$135,395	3.05%	1.25%	12.14%
2015	8.08	8,852	71,492	2.41%	1.25%	(13.49%)
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2016	$5.62	2,279	$12,812	0.63%	1.25%	13.45%
2015	4.96	2,461	12,198	2.41%	1.25%	(26.59%)
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
State Street Total Return V.I.S. Class 3
2016	$17.21	23,317	$401,298	0.97%	1.25%	4.77%
2015	16.43	49,235	808,807	1.27%	1.25%	(2.57%)
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
VanEck VIP Global Hard Assets Class S
2016	$7.87	96,129	$756,227	0.05%	1.25%	41.64%
2015	5.55	7,820	43,431	0.03%	1.25%	(34.45%)
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

See Notes to Financial Statements	H-37	See explanation of references on page H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-30 through H-37

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2016. (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to commencement of operations, the American Funds IS International Growth and Income Fund Class 4 and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 29.26% and 15.33%, respectively. Prior to annualization, the ratios were 3.45% and 2.81%, respectively.
(6)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-38

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, State Street Variable Insurance Series Funds, Inc. (formerly GE Investments Funds, Inc.), and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth and State Street Total Return V.I.S. Class 3 Variable Accounts and Portfolios were formerly named Small-Cap Growth and GE Investments Total Return Class 3 Variable Accounts and Portfolios, respectively.

The following fourteen Variable Accounts commenced or resumed operations during the year:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Core Income	January 8, 2016	American Funds IS High-Income Bond Fund Class 4	February 16, 2016
PSF DFA Balanced Allocation	June 6, 2016	BlackRock iShares Equity Appreciation V.I. Class I	August 8, 2016
American Funds IS Blue Chip Income and Growth Fund Class 4	January 14, 2016	Franklin Income VIP Class 2	February 8, 2016
American Funds IS Bond Fund Class 4	February 16, 2016	ClearBridge Variable Aggressive Growth - Class II	March 24, 2016
American Funds IS Global Balanced Fund Class 4	February 16, 2016	Neuberger Berman AMT Absolute Return Multi-Manager Class S	January 21, 2016
American Funds IS Global Bond Fund Class 4	February 16, 2016	Oppenheimer Global Fund/VA Service Shares	March 16, 2016
American Funds IS Global Growth and Income Fund Class 4	February 16, 2016	Oppenheimer International Growth Fund/VA Service Shares	March 30, 2016

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 31, 2016, the Absolute Return Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2016, no other information for the Variable Account is presented in this annual report.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section F of this report. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$298,361	$290,142
Diversified Bond	1,698,720	1,890,878
Floating Rate Income	124,608	712,189
Floating Rate Loan	480,899	893,725
High Yield Bond	3,377,451	5,725,569
Inflation Managed	1,582,051	3,303,347
Inflation Strategy	282,566	328,056
Managed Bond	2,211,761	10,360,742
Short Duration Bond	1,099,735	1,176,008
Emerging Markets Debt	192,768	182,984
Comstock	518,949	916,164
Developing Growth	209,073	800,587
Dividend Growth	1,870,323	1,517,660
Equity Index	5,487,912	11,505,876
Focused Growth	852,881	2,590,467
Growth	357,517	9,232,140
Large-Cap Growth	151,624	2,144,714
Large-Cap Value	678,688	2,588,504
Long/Short Large-Cap	57,883	218,904
Main Street Core	957,093	10,643,446
Mid-Cap Equity	314,394	2,467,353
Mid-Cap Growth	2,444,863	2,761,859
Mid-Cap Value	567,298	520,474
Small-Cap Equity	830,999	430,476
Small-Cap Index	1,914,250	3,120,467
Small-Cap Value	781,625	897,008
Value Advantage	312,891	136,354
Emerging Markets	1,358,922	2,676,738
International Large-Cap	189,090	1,608,570
International Small-Cap	53,206	299,560
International Value	528,544	3,083,831
Health Sciences	1,099,135	4,566,800
Real Estate	2,115,430	3,038,575
Technology	96,610	552,333
Currency Strategies	55,503	66,279
Equity Long/Short	512,239	151,607
Global Absolute Return	6,283	82,325
Pacific Dynamix - Conservative Growth	3,121	153,806
Pacific Dynamix - Moderate Growth	774,171	536,658
Pacific Dynamix - Growth	379,201	510,465
Portfolio Optimization Conservative	3,122,873	5,505,578
Portfolio Optimization Moderate-Conservative	553,119	9,313,461
Portfolio Optimization Moderate	2,996,639	19,031,691
Portfolio Optimization Growth	1,881,235	15,511,695
Portfolio Optimization Aggressive-Growth	324,412	7,200,618
PSF DFA Balanced Allocation (1)	537,188	4,427

Variable Accounts	Purchases	Sales
Invesco V.I. Balanced-Risk Allocation Series II	$464,255	$381,150
Invesco V.I. Equity and Income Series II	1,577,935	107,537
Invesco V.I. Global Real Estate Series II	170,650	123,323
American Century VP Mid Cap Value Class II	3,149,659	783,119
American Funds IS Asset Allocation Fund Class 4	2,969,578	2,234,322
American Funds IS Blue Chip Income and Growth
Fund Class 4 (1)	2,413,967	314,722
American Funds IS Bond Fund Class 4 (1)	384,489	385,315
American Funds IS Capital Income Builder Class 4	142,189	39,115
American Funds IS Global Balanced Fund Class 4 (1)	149,295	2,484
American Funds IS Global Bond Fund Class 4 (1)	142,490	5,318
American Funds IS Global Growth and Income Fund Class 4 (1)	58,320	6,023
American Funds IS Global Growth Fund Class 4	289,025	1,230,807
American Funds IS Global Small Capitalization Fund Class 4	8,194	7,628
American Funds IS Growth Fund Class 4	1,090,193	2,039,576
American Funds IS Growth-Income Fund Class 4	1,276,182	1,172,289
American Funds IS High-Income Bond Fund Class 4 (1)	319,432	13,057
American Funds IS International Fund Class 4	38,139	105,279
American Funds IS International Growth and Income Fund Class 4	418,778	76,960
American Funds IS Managed Risk Asset Allocation Fund Class P2	58,034	57,917
American Funds IS New World Fund Class 4	202,829	132,392
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,885,624	1,958,744
BlackRock Global Allocation V.I. Class III	267,670	4,845,926
BlackRock iShares Alternative Strategies V.I. Class I	61,114	63,415
BlackRock iShares Dynamic Allocation V.I. Class I	90	230
BlackRock iShares Dynamic Fixed Income V.I. Class I	284,216	292,317
BlackRock iShares Equity Appreciation V.I. Class I (1)	248,844	5,021
Fidelity VIP Contrafund Service Class 2	864,919	2,128,004
Fidelity VIP FundsManager 60% Service Class 2	9,693	178,076
Fidelity VIP Government Money Market Service Class	5,613,931	9,064,725
Fidelity VIP Strategic Income Service Class 2	198,512	375,375
First Trust/Dow Jones Dividend & Income Allocation Class I	767,126	292,082
Franklin Founding Funds Allocation VIP Class 4	297,318	821,961
Franklin Income VIP Class 2 (1)	78,868	1,734
Franklin Mutual Global Discovery VIP Class 2	240,379	281,673

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Franklin Rising Dividends VIP Class 2	$2,848,423	$1,007,869
Templeton Global Bond VIP Class 2	61,513	164,732
Ivy VIP Asset Strategy	10,622	9,818
Ivy VIP Energy	211,263	124,248
Janus Aspen Series Balanced Service Shares	315,924	721,760
Janus Aspen Series Flexible Bond Service Shares	871,079	927,222
JPMorgan Insurance Trust Global Allocation Class 2	508	251
JPMorgan Insurance Trust Income Builder Class 2	557	25,990
ClearBridge Variable Aggressive Growth - Class II (1)	5,526	51
Lord Abbett Bond Debenture Class VC	669,271	871,436
Lord Abbett International Core Equity Class VC	3,375	157,475

Variable Accounts	Purchases	Sales
Lord Abbett Total Return Class VC	$1,101,693	$919,369
MFS Total Return Series - Service Class	341,233	115,977
MFS Utilities Series - Service Class	663,155	799,803
Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	5,367	584
Oppenheimer Global Fund/VA Service Shares (1)	37,287	303
Oppenheimer International Growth Fund/VA Service Shares (1)	15,665	157
PIMCO All Asset All Authority - Advisor Class	100,941	46,756
PIMCO CommodityRealReturn Strategy - Advisor Class	1,193,155	1,190,440
State Street Total Return V.I.S. Class 3	61,443	492,848
VanEck VIP Global Hard Assets Class S	887,799	263,554

(1) Operations commenced or resumed during 2016.

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

  Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

  Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	31,303	(29,745)	1,558
Diversified Bond	138,105	(149,574)	(11,469)	112,549	(96,598)	15,951
Floating Rate Income	11,998	(68,942)	(56,944)	46,808	(7,060)	39,748
Floating Rate Loan	50,764	(90,486)	(39,722)	69,390	(123,411)	(54,021)
High Yield Bond	100,851	(146,029)	(45,178)	74,347	(152,264)	(77,917)
Inflation Managed	51,374	(91,437)	(40,063)	15,716	(98,945)	(83,229)
Inflation Strategy	28,705	(33,096)	(4,391)	8,752	(13,468)	(4,716)
Managed Bond	83,622	(264,161)	(180,539)	96,043	(253,764)	(157,721)
Short Duration Bond	108,230	(110,696)	(2,466)	113,193	(137,909)	(24,716)
Emerging Markets Debt	19,932	(18,357)	1,575	15,326	(24,270)	(8,944)
Comstock	38,915	(60,666)	(21,751)	19,946	(72,935)	(52,989)
Developing Growth	27,861	(61,484)	(33,623)	118,245	(141,094)	(22,849)
Dividend Growth	112,805	(88,903)	23,902	35,026	(91,204)	(56,178)
Equity Index	105,481	(185,475)	(79,994)	91,679	(225,081)	(133,402)
Focused Growth	46,260	(135,896)	(89,636)	127,948	(58,391)	69,557
Growth	16,522	(153,672)	(137,150)	40,309	(127,110)	(86,801)
Large-Cap Growth	18,264	(190,776)	(172,512)	217,826	(132,609)	85,217
Large-Cap Value	31,557	(108,682)	(77,125)	47,345	(136,994)	(89,649)
Long/Short Large-Cap	7,596	(17,234)	(9,638)	25,559	(107,876)	(82,317)
Main Street Core	32,793	(190,764)	(157,971)	17,999	(189,114)	(171,115)
Mid-Cap Equity	13,628	(74,893)	(61,265)	80,937	(125,224)	(44,287)
Mid-Cap Growth	192,465	(212,591)	(20,126)	227,232	(278,725)	(51,493)
Mid-Cap Value	25,627	(22,751)	2,876	25,586	(41,315)	(15,729)
Small-Cap Equity	36,444	(20,409)	16,035	36,896	(49,101)	(12,205)
Small-Cap Index	80,998	(127,357)	(46,359)	78,861	(130,008)	(51,147)
Small-Cap Value	27,625	(29,818)	(2,193)	19,643	(45,833)	(26,190)
Value Advantage	24,272	(11,651)	12,621	14,801	(116,249)	(101,448)
Emerging Markets	56,584	(98,197)	(41,613)	35,877	(75,788)	(39,911)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

International Large-Cap	35,382	(145,347)	(109,965)	116,631	(198,217)	(81,586)
International Small-Cap	11,069	(32,616)	(21,547)	51,991	(47,617)	4,374
International Value	88,659	(232,329)	(143,670)	84,094	(201,600)	(117,506)
Health Sciences	35,396	(126,994)	(91,598)	76,109	(162,855)	(86,746)
Real Estate	44,162	(61,428)	(17,266)	46,025	(94,131)	(48,106)
Technology	15,475	(80,109)	(64,634)	65,365	(59,204)	6,161
Currency Strategies	5,256	(6,233)	(977)	-	(284)	(284)
Equity Long/Short (2)	46,680	(16,067)	30,613	21,940	(957)	20,983
Global Absolute Return	591	(7,824)	(7,233)	5,623	(5,340)	283
Pacific Dynamix - Conservative Growth	267	(9,070)	(8,803)	58,589	(20,381)	38,208
Pacific Dynamix - Moderate Growth	44,469	(28,782)	15,687	78,264	(74,666)	3,598
Pacific Dynamix - Growth	23,344	(27,505)	(4,161)	27,917	(29,133)	(1,216)
Portfolio Optimization Conservative	305,176	(469,412)	(164,236)	207,537	(702,006)	(494,469)
Portfolio Optimization Moderate-Conservative	53,372	(768,874)	(715,502)	111,935	(704,157)	(592,222)
Portfolio Optimization Moderate	407,311	(1,592,770)	(1,185,459)	494,612	(2,081,116)	(1,586,504)
Portfolio Optimization Growth	220,823	(1,232,411)	(1,011,588)	340,336	(1,299,994)	(959,658)
Portfolio Optimization Aggressive-Growth	42,863	(564,966)	(522,103)	155,270	(269,919)	(114,649)
PSF DFA Balanced Allocation (1)	52,469	(296)	52,173
Invesco V.I. Balanced-Risk Allocation Series II	29,743	(25,055)	4,688	20,573	(44,903)	(24,330)
Invesco V.I. Equity and Income Series II	141,231	(10,816)	130,415	15,583	(829)	14,754
Invesco V.I. Global Real Estate Series II (2)	5,874	(1,468)	4,406	5,057	(2,327)	2,730
American Century VP Mid Cap Value Class II	214,491	(64,187)	150,304	26,520	(127,129)	(100,609)
American Funds IS Asset Allocation Fund Class 4 (2)	274,415	(237,696)	36,719	1,157,225	(14,907)	1,142,318
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	232,857	(43,600)	189,257
American Funds IS Bond Fund Class 4 (1)	37,896	(37,575)	321
American Funds IS Capital Income Builder Class 4	14,342	(3,887)	10,455	5,734	(10)	5,724
American Funds IS Global Balanced Fund Class 4 (1)	14,896	(125)	14,771
American Funds IS Global Bond Fund Class 4 (1)	13,737	(429)	13,308
American Funds IS Global Growth and Income Fund Class 4 (3)	5,760	(549)	5,211	19	(19)	-
American Funds IS Global Growth Fund Class 4	24,573	(118,741)	(94,168)	136,884	(13,417)	123,467
American Funds IS Global Small Capitalization Fund Class 4 (2)	820	(811)	9	712	(32)	680
American Funds IS Growth Fund Class 4 (2)	64,295	(215,302)	(151,007)	732,480	(25,176)	707,304
American Funds IS Growth-Income Fund Class 4 (2)	42,722	(114,888)	(72,166)	818,405	(25,247)	793,158
American Funds IS High-Income Bond Fund Class 4 (1)	29,886	(1,072)	28,814
American Funds IS International Fund Class 4	1,766	(10,079)	(8,313)	153,087	(140,342)	12,745
American Funds IS International Growth and Income Fund Class 4	46,433	(11,403)	35,030	24,981	(16,333)	8,648
American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	5,675	(5,675)	-	1,824	(1,813)	11
American Funds IS New World Fund Class 4	23,711	(15,863)	7,848	22,888	(4,409)	18,479
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	199,969	(205,599)	(5,630)	120,497	(61,249)	59,248
BlackRock Global Allocation V.I. Class III	22,486	(412,122)	(389,636)	135,803	(320,471)	(184,668)
BlackRock iShares Alternative Strategies V.I. Class I	5,370	(5,705)	(335)	5,238	(170)	5,068
BlackRock iShares Dynamic Allocation V.I. Class I (2)	-	(19)	(19)	457	(17)	440
BlackRock iShares Dynamic Fixed Income V.I. Class I (2)	28,372	(28,829)	(457)	8,503	(256)	8,247
BlackRock iShares Equity Appreciation V.I. Class I (1)	25,331	(409)	24,922
Fidelity VIP Contrafund Service Class 2	57,942	(161,052)	(103,110)	164,017	(84,823)	79,194
Fidelity VIP FundsManager 60% Service Class 2	85	(14,438)	(14,353)	12,435	(986)	11,449
Fidelity VIP Government Money Market Service Class	659,551	(1,001,970)	(342,419)	1,467,691	(1,435,455)	32,236
Fidelity VIP Strategic Income Service Class 2	18,761	(36,129)	(17,368)	34,959	(10,007)	24,952
First Trust/Dow Jones Dividend & Income Allocation Class I	56,862	(21,621)	35,241	9,506	(5,231)	4,275
Franklin Founding Funds Allocation VIP Class 4	15,715	(67,211)	(51,496)	21,842	(60,470)	(38,628)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Franklin Income VIP Class 2 (3)	8,421	(115)	8,306	965	(965)	-
Franklin Mutual Global Discovery VIP Class 2	15,833	(24,930)	(9,097)	33,254	(30,031)	3,223
Franklin Rising Dividends VIP Class 2	186,534	(70,346)	116,188	27,397	(35,696)	(8,299)
Templeton Global Bond VIP Class 2	8,648	(18,964)	(10,316)	14,613	(36,104)	(21,491)
Ivy VIP Asset Strategy	1,266	(1,139)	127	2,150	(3,968)	(1,818)
Ivy VIP Energy (2)	25,691	(14,539)	11,152	12,380	(4)	12,376
Janus Aspen Series Balanced Service Shares	20,485	(58,319)	(37,834)	100,688	(131,804)	(31,116)
Janus Aspen Series Flexible Bond Service Shares	87,063	(91,709)	(4,646)	14,925	(10,410)	4,515
JPMorgan Insurance Trust Global Allocation Class 2 (2)	-	(4)	(4)	1,871	-	1,871
JPMorgan Insurance Trust Income Builder Class 2 (2)	-	(2,580)	(2,580)	4,472	(32)	4,440
ClearBridge Variable Aggressive Growth - Class II (1)	559	-	559
Lord Abbett Bond Debenture Class VC	65,138	(83,216)	(18,078)	73,684	(66,694)	6,990
Lord Abbett International Core Equity Class VC	328	(18,631)	(18,303)	21,483	(1,341)	20,142
Lord Abbett Total Return Class VC	107,497	(89,357)	18,140	15,829	(19,833)	(4,004)
MFS Total Return Series - Service Class	24,104	(9,896)	14,208	4,165	(14,888)	(10,723)
MFS Utilities Series - Service Class	53,889	(65,406)	(11,517)	14,111	(103,628)	(89,517)
Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	566	(56)	510
Oppenheimer Global Fund/VA Service Shares (1)	3,895	(6)	3,889
Oppenheimer International Growth Fund/VA Service Shares (1)	1,529	(2)	1,527
PIMCO All Asset All Authority - Advisor Class	15,353	(9,256)	6,097	7,572	(19,367)	(11,795)
PIMCO CommodityRealReturn Strategy - Advisor Class	218,394	(218,576)	(182)	2,607	(1,164)	1,443
State Street Total Return V.I.S. Class 3	3,100	(29,018)	(25,918)	14,018	(35,615)	(21,597)
VanEck VIP Global Hard Assets Class S	125,704	(37,395)	88,309	33,230	(35,965)	(2,735)

(1)	Operations commenced or resumed during 2016.
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Financial Highlights for commencement or resumption dates of operations).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Equity Long-Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Blue Chip Income and Growth Fund Class 4, American Funds IS Bond Fund Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced Fund Class 4, American Funds IS Global Bond Fund Class 4, American Funds IS Global Growth and Income FundSM Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Global Small Capitalization Fund Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS High-Income Bond Fund Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, Neuberger Berman AMT Absolute Return Multi-Manager Class S, Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityReal Return® Strategy - Advisor Class, State Street Total Return V.I.S. Class 3 (formerly named GE Investments Total Return Class 3) and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2016 for:

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	302-17A